UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	January 1, 2017 — June 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Semiannual report
6 | 30 | 17

Putnam VT
Global Asset Allocation Fund

Message from the Trustees

August 14, 2017

Dear Shareholder:

A fair amount of investor optimism has helped to fuel financial markets in 2017, and global stock and bond markets have generally fared well. At the same time, however, a number of macroeconomic and political risks around the world could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and speak regularly with your financial advisor. In the following pages, you will find a summary of your fund’s performance for the reporting period.

We would like to take this opportunity to announce some changes to your fund’s Board of Trustees. First, we are pleased to welcome the arrival of Catharine Bond Hill and Manoj P. Singh, who bring extensive professional and directorship experience to their new roles as Putnam Trustees. In addition, we would like to extend our appreciation and best wishes to Robert J. Darretta, John A. Hill, and W. Thomas Stephens, who retired from the Board, effective June 30, 2017. We are grateful for their years of work on behalf of you and your fellow shareholders, and we wish them well in their future endeavors.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Performance summary (as of 6/30/17)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2017

Class IA: $16.76	Class IB: $16.96

Total return at net asset value

				Putnam
				Balanced
(as of	Class IA	Class IB	Russell 3000	Blended
6/30/17)	shares*	shares†	Index	Benchmark

6 months	6.87%	6.72%	8.93%	6.84%

1 year	12.87	12.57	18.51	11.58

5 years	61.70	59.67	97.53	56.07
Annualized	10.09	9.81	14.58	9.31

10 years	76.02	71.93	101.46	79.57
Annualized	5.82	5.57	7.26	6.03

Life	800.17	756.31	1,761.33	—
Annualized	7.76	7.57	10.45	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/17 to 6/30/17. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Net expenses for the fiscal year ended
12/31/16*	0.88%	1.13%

Total annual operating expenses for the fiscal
year ended 12/31/16	0.90%	1.15%

Annualized expense ratio for the six-month
period ended 6/30/17	0.85%	1.10%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/18.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/17		ended 6/30/17

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.36	$5.64	$4.26	$5.51

Ending value
(after
expenses)	$1,068.70	$1,067.20	$1,020.58	$1,019.34

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/17. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers

Portfolio Manager James A. Fetch is a Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to Jim, your fund is managed by Co-Head of Global Asset Allocation Robert J. Kea, CFA; Chief Investment Officer, Global Asset Allocation, Robert J. Schoen; and Co-Head of Global Asset Allocation Jason R. Vaillancourt, CFA.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund	3

The fund’s portfolio 6/30/17 (Unaudited)

COMMON STOCKS (54.7%)*	Shares	Value

Basic materials (1.8%)
Akzo Nobel NV (Netherlands)	415	$36,066

Albemarle Corp.	219	23,113

Alcoa Corp.	622	20,308

ArcelorMittal SA (France) †	993	22,524

Asahi Kasei Corp. (Japan)	5,000	53,679

BASF SE (Germany)	1,843	170,693

Boliden AB (Sweden)	3,137	85,605

Cabot Corp.	800	42,744

Celanese Corp. Ser. A	400	37,976

CIMIC Group, Ltd. (Australia)	3,069	91,617

Compagnie De Saint-Gobain (France)	197	10,526

Covestro AG (Germany)	504	36,386

CRH PLC (Ireland)	296	10,472

Evonik Industries AG (Germany)	2,961	94,643

Fortescue Metals Group, Ltd. (Australia)	2,928	11,747

Glencore PLC (United Kingdom)	2,333	8,727

Hitachi Chemical Co., Ltd. (Japan)	1,200	35,741

HOCHTIEF AG (Germany)	589	107,905

Iluka Resources, Ltd. (Australia)	3,155	21,048

Kajima Corp. (Japan)	3,000	25,286

Kumagai Gumi Co., Ltd. (Japan)	15,000	48,144

Kuraray Co., Ltd. (Japan)	2,100	38,051

LafargeHolcim, Ltd. (Switzerland)	703	40,249

LANXESS AG (Germany)	162	12,266

Lindab International AB (Sweden)	1,980	21,599

Mitsubishi Chemical Holdings Corp. (Japan)	6,500	53,751

Mitsubishi Gas Chemical Co., Inc. (Japan)	1,200	25,339

Mitsubishi Materials Corp. (Japan)	400	12,092

Newmont Mining Corp.	4,500	145,755

Packaging Corp. of America	2,100	233,919

Reliance Steel & Aluminum Co.	1,100	80,091

Rio Tinto PLC (United Kingdom)	1,386	58,524

Rio Tinto, Ltd. (Australia)	227	11,039

RPC Group PLC (United Kingdom)	2,321	22,733

Sherwin-Williams Co. (The)	1,200	421,152

Shin-Etsu Chemical Co., Ltd. (Japan)	300	27,166

Steel Dynamics, Inc.	7,500	268,575

Taisei Corp. (Japan)	6,000	54,732

Timken Co. (The)	1,900	87,875

UPM-Kymmene OYJ (Finland)	2,235	63,716

voestalpine AG (Austria)	574	26,748

		2,700,322
Capital goods (3.4%)
ACS Actividades de Construccion y Servicios SA
(Spain)	2,753	106,357

Airbus SE (France)	459	37,746

Allison Transmission Holdings, Inc.	8,800	330,088

Atlas Copco AB Class A (Sweden)	745	28,563

Avery Dennison Corp.	1,700	150,229

BWX Technologies, Inc.	1,800	87,750

Carlisle Cos., Inc.	1,100	104,940

Crane Co.	500	39,690

Crown Holdings, Inc. †	6,800	405,688

Cummins, Inc.	2,900	470,438

HD Supply Holdings, Inc. †	3,400	104,142

COMMON STOCKS (54.7%)* cont.	Shares	Value

Capital goods cont.
Huntington Ingalls Industries, Inc.	800	$148,928

Jacobs Engineering Group, Inc.	2,400	130,536

Johnson Controls International PLC	752	32,607

JTEKT Corp (Japan)	1,700	24,818

Komatsu, Ltd. (Japan)	1,200	30,455

Kyudenko Corp. (Japan)	1,000	35,786

L3 Technologies, Inc.	3,400	568,072

MTU Aero Engines AG (Germany)	84	11,849

Northrop Grumman Corp.	2,100	539,091

NSK, Ltd. (Japan)	700	8,732

Oshkosh Corp.	1,800	123,984

Parker Hannifin Corp.	2,000	319,640

Quanta Services, Inc. †	5,300	174,476

Raytheon Co.	3,310	534,499

Rheinmetall AG (Germany)	222	21,076

SMC Corp./Japan (Japan)	100	30,362

Spirit AeroSystems Holdings, Inc. Class A	2,400	139,056

Thales SA (France)	311	33,475

Vinci SA (France)	275	23,472

Waste Management, Inc.	3,200	234,720

WESCO International, Inc. †	700	40,110

		5,071,375
Communication services (1.7%)
ACC Claims Holdings, LLC Class A (Units) † F	45,210	271

Altice NV Class A (Netherlands) †	1,192	27,501

BCE, Inc. (Canada)	214	9,637

BT Group PLC (United Kingdom)	8,751	33,595

Cable One, Inc.	100	71,090

Com Hem Holding AB (Sweden)	1,900	26,387

Eutelsat Communications SA (France)	435	11,109

Juniper Networks, Inc.	11,900	331,772

KDDI Corp. (Japan)	2,000	52,901

Nippon Telegraph & Telephone Corp. (Japan)	3,300	155,795

NTT DoCoMo, Inc. (Japan)	400	9,431

Orange SA (France)	2,691	42,691

PCCW, Ltd. (Hong Kong)	7,000	3,981

Safaricom, Ltd. (Kenya)	116,918	25,368

SFR Group SA (France) †	90	3,048

Sky PLC (United Kingdom)	9,582	124,052

Spark New Zealand, Ltd. (New Zealand)	4,898	13,567

Telecom Italia SpA RSP (Italy)	10,911	8,038

Telstra Corp., Ltd. (Australia)	31,850	105,264

Verizon Communications, Inc.	30,521	1,363,068

Vodafone Group PLC (United Kingdom)	7,951	22,550

		2,441,116
Conglomerates (0.4%)
Bouygues SA (France)	2,662	112,252

Danaher Corp.	3,400	286,926

Marubeni Corp. (Japan)	16,000	103,248

Mitsubishi Corp. (Japan)	900	18,852

Orkla ASA (Norway)	4,153	42,208

Siemens AG (Germany)	554	76,152

		639,638
Consumer cyclicals (7.4%)
Adecco Group AG (Switzerland)	1,542	117,230

Adidas AG (Germany)	183	35,062

Amazon.com, Inc. †	17	16,456

Aramark	4,000	163,920

4	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Aristocrat Leisure, Ltd. (Australia)	3,487	$60,463

Asahi Glass Co., Ltd. (Japan)	200	8,411

Basso Industry Corp. (Taiwan)	7,000	19,560

Berkeley Group Holdings PLC (The) (United Kingdom)	154	6,473

Booz Allen Hamilton Holding Corp.	2,700	87,858

Carnival PLC (United Kingdom)	1,878	124,257

Carter’s, Inc.	700	62,265

Clorox Co. (The)	2,400	319,776

Compass Group PLC (United Kingdom)	2,453	51,755

Cox & Kings, Ltd. (India)	7,293	31,254

Dai Nippon Printing Co., Ltd. (Japan)	4,000	44,383

Dalata Hotel Group PLC (Ireland) †	8,278	45,572

Discovery Communications, Inc. Class A † S	19,900	514,017

Dolby Laboratories, Inc. Class A	800	39,168

Electrolux AB Ser. B (Sweden)	1,378	45,161

Euronet Worldwide, Inc. †	400	34,948

Fiat Chrysler Automobiles NV (Italy) †	5,418	57,117

Ford Motor Co.	2,600	29,094

Hakuhodo DY Holdings, Inc. (Japan)	800	10,605

Harvey Norman Holdings, Ltd. (Australia)	15,434	45,315

Hasbro, Inc.	2,600	289,926

Home Depot, Inc. (The)	2,500	383,500

Hyatt Hotels Corp. Class A †	800	44,968

Industrivarden AB Class A (Sweden)	2,044	52,042

International Game Technology PLC	1,200	21,960

Interpublic Group of Cos., Inc. (The)	1,400	34,440

ISS A/S (Denmark)	896	35,191

John Wiley & Sons, Inc. Class A	600	31,650

KAR Auction Services, Inc.	1,900	79,743

Kimberly-Clark Corp.	4,500	580,995

Kingfisher PLC (United Kingdom)	24,097	94,375

Lagardere SCA (France)	546	17,243

Lear Corp.	1,200	170,496

Liberty SiriusXM Group Class A †	2,500	104,950

Lowe’s Cos., Inc.	12,600	976,878

LSC Communications, Inc.	1,200	25,680

Magna International, Inc. (Canada)	128	5,929

Marks & Spencer Group PLC (United Kingdom)	24,157	104,867

Masco Corp.	5,200	198,692

Matahari Department Store Tbk PT (Indonesia)	5,700	6,062

Mazda Motor Corp. (Japan)	2,100	29,276

Michaels Cos., Inc. (The) †	3,600	66,672

MSC Industrial Direct Co., Inc. Class A	900	77,364

Namco Bandai Holdings, Inc. (Japan)	700	23,836

News Corp. Class A	4,600	63,020

Nintendo Co., Ltd. (Japan)	100	33,501

Nissan Motor Co., Ltd. (Japan)	2,200	21,868

NVR, Inc. †	50	120,531

Owens Corning	2,400	160,608

Panasonic Corp. (Japan)	700	9,485

Peugeot SA (France)	4,991	99,559

PVH Corp.	2,600	297,700

Ralph Lauren Corp. S	6,100	450,180

Randstad Holding NV (Netherlands)	550	32,113

RELX NV (United Kingdom)	2,326	47,820

RELX PLC (United Kingdom)	653	14,118

COMMON STOCKS (54.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Renault SA (France)	545	$49,331

Ross Stores, Inc.	5,400	311,742

RR Donnelley & Sons Co.	1,833	22,986

RTL Group SA (Belgium)	451	34,054

Scotts Miracle-Gro Co. (The) Class A	1,300	116,298

Securitas AB Class B (Sweden)	1,684	28,384

ServiceMaster Global Holdings, Inc. †	1,500	58,785

Sony Corp. (Japan)	1,300	49,538

Square, Inc. Class A †	16,700	391,782

Suzuki Motor Corp. (Japan)	200	9,478

TABCORP Holdings, Ltd. (Australia)	19,294	64,804

Taylor Wimpey PLC (United Kingdom)	49,758	114,190

TJX Cos., Inc. (The)	10,200	736,134

Toppan Printing Co., Ltd. (Japan)	5,000	54,768

Toro Co. (The)	1,100	76,219

Toyo Tire & Rubber Co., Ltd. (Japan)	1,500	30,527

TransUnion †	2,800	121,268

TUI AG (Germany)	970	14,137

Valeo SA (France)	1,528	102,950

Vantiv, Inc. Class A †	1,100	69,674

Visteon Corp. †	1,000	102,060

Wal-Mart Stores, Inc.	7,000	529,760

Walt Disney Co. (The)	8,100	860,625

Wolters Kluwer NV (Netherlands)	1,118	47,329

WPP PLC (United Kingdom)	901	18,940

Yamaha Motor Co., Ltd. (Japan)	400	10,306

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	5,500	22,824

Zee Entertainment Enterprises, Ltd. (India)	2,276	17,301

		10,843,552
Consumer staples (5.7%)
Altria Group, Inc.	2,900	215,963

Associated British Foods PLC (United Kingdom)	1,030	39,387

Beauty Community PCL (Foreign depositary
shares) (Thailand)	74,600	23,717

Beiersdorf AG (Germany)	132	13,876

British American Tobacco PLC (United Kingdom)	1,221	83,236

Bunge, Ltd.	2,700	201,420

Campbell Soup Co.	4,200	219,030

Coca-Cola Amatil, Ltd. (Australia)	14,431	102,376

ConAgra Foods, Inc.	6,400	228,864

Darden Restaurants, Inc.	2,800	253,232

Delivery Hero Holding GmbH (acquired 06/12/15,
cost $15,404) (Private) (Germany) † ∆∆ F	600	17,146

Delivery Hero Holding GmbH (Germany) †	207	6,573

Dr. Pepper Snapple Group, Inc.	1,200	109,332

Energizer Holdings, Inc.	1,400	67,228

Greencore Group PLC (Ireland)	5,341	17,113

Heineken Holding NV (Netherlands)	1,256	115,122

Heineken NV (Netherlands)	333	32,378

Henkel AG & Co. KGaA (Preference) (Germany)	62	8,533

Hershey Co. (The)	2,700	289,899

Imperial Brands PLC (United Kingdom)	342	15,361

Ingredion, Inc.	1,300	154,973

ITOCHU Corp. (Japan)	9,200	136,517

J Sainsbury PLC (United Kingdom)	16,036	52,570

Kao Corp. (Japan)	2,300	136,436

Kerry Group PLC Class A (Ireland)	658	56,613

Putnam VT Global Asset Allocation Fund	5

COMMON STOCKS (54.7%)* cont.	Shares	Value

Consumer staples cont.
Koninklijke Ahold Delhaize NV (Netherlands)	4,043	$77,300

Lamb Weston Holdings, Inc.	2,300	101,292

Liberty Interactive Corp. †	700	36,603

ManpowerGroup, Inc.	1,300	145,145

McDonald’s Corp.	7,100	1,087,436

METRO AG (Germany)	3,301	111,429

Nestle SA (Switzerland)	1,110	96,600

Nomad Foods, Ltd. (United Kingdom) †	1,301	18,357

PepsiCo, Inc.	8,700	1,004,763

Philip Morris International, Inc.	209	24,547

Pinnacle Foods, Inc.	2,200	130,680

Pool Corp.	300	35,271

Procter & Gamble Co. (The)	2,000	174,300

Seven & i Holdings Co., Ltd. (Japan)	200	8,229

Shiseido Co., Ltd. (Japan)	800	28,408

SMS Co., Ltd. (Japan)	1,200	36,381

Spectrum Brands Holdings, Inc. S	600	75,024

Sysco Corp.	7,500	377,475

Tate & Lyle PLC (United Kingdom)	12,004	103,501

Toyota Tsusho Corp. (Japan)	2,400	71,803

Tyson Foods, Inc. Class A	7,700	482,251

Ulta Salon, Cosmetics & Fragrance, Inc. †	1,000	287,340

Unilever NV ADR (Netherlands)	535	29,526

Unilever PLC (United Kingdom)	100	5,412

Walgreens Boots Alliance, Inc.	7,300	571,663

Watsco, Inc.	1,000	154,200

WH Group, Ltd. (Hong Kong)	70,000	70,650

Wilmar International, Ltd. (Singapore)	9,600	23,359

WM Morrison Supermarkets PLC (United Kingdom)	36,458	114,533

Wolseley PLC (United Kingdom)	166	10,190

X5 Retail Group NV GDR (Russia) †	646	22,384

Yum! Brands, Inc.	2,900	213,904

		8,326,851
Energy (2.8%)
Baker Hughes, Inc.	6,400	348,864

Cenovus Energy, Inc. (Canada)	2,708	19,963

Cimarex Energy Co.	3,000	282,030

EnCana Corp. (Canada)	3,553	31,261

Exxon Mobil Corp.	10,304	831,842

Halcon Resources Corp. †	899	4,081

Milagro Oil & Gas, Inc. (Units) † F	15	1,215

Nabors Industries, Ltd.	3,200	26,048

ONEOK, Inc.	7,800	406,848

Parsley Energy, Inc. Class A †	17,100	474,525

QEP Resources, Inc. †	2,400	24,240

Repsol SA (Spain)	7,375	112,873

Rowan Cos. PLC Class A †	2,600	26,624

Royal Dutch Shell PLC Class A (United Kingdom)	1,242	32,919

Royal Dutch Shell PLC Class A
(Amsterdam Exchange) (United Kingdom)	825	21,894

Royal Dutch Shell PLC Class B (United Kingdom)	2,923	78,521

SandRidge Energy, Inc. †	431	7,418

Suncor Energy, Inc. (Canada)	684	19,985

Superior Energy Services, Inc. †	2,000	20,860

Tervita Corp. Class A (Canada) †	16	114

Total SA (France)	4,267	210,952

Triangle USA Petroleum Corp. F †	89	1,225

COMMON STOCKS (54.7%)* cont.	Shares	Value

Energy cont.
Valero Energy Corp.	9,000	$607,140

Vestas Wind Systems A/S (Denmark)	581	53,635

Williams Cos., Inc. (The)	16,400	496,592

		4,141,669
Financials (10.5%)
3i Group PLC (United Kingdom)	14,544	170,959

Admiral Group PLC (United Kingdom)	903	23,558

AerCap Holdings NV (Ireland) †	400	18,572

Aflac, Inc.	4,700	365,096

AGNC Investment Corp. R	6,100	129,869

AIA Group, Ltd. (Hong Kong)	10,600	77,456

Allianz SE (Germany)	982	193,362

Allstate Corp. (The)	4,400	389,136

Ally Financial, Inc.	7,900	165,110

American Financial Group, Inc.	500	49,685

Ameriprise Financial, Inc.	2,600	330,954

Amundi SA (France)	450	32,560

Annaly Capital Management, Inc. R	13,300	160,265

Apartment Investment & Management Co. Class A R	1,900	81,643

Apple Hospitality REIT, Inc. R	3,000	56,130

Aspen Insurance Holdings, Ltd.	600	29,910

Assured Guaranty, Ltd.	2,100	87,654

Australia & New Zealand Banking Group, Ltd.
(Australia)	1,143	25,231

AXA SA (France)	5,616	153,623

Banco Macro SA ADR (Argentina)	264	24,338

Banco Santander SA (Spain)	10,756	71,155

Bank of Ireland (Ireland) †	34,588	9,086

Barratt Developments PLC (United Kingdom)	6,049	44,395

BNP Paribas SA (France)	1,561	112,429

Brandywine Realty Trust R	2,800	49,084

Brixmor Property Group, Inc. R	5,000	89,400

Burford Capital, Ltd. (United Kingdom)	3,281	38,503

Camden Property Trust R	1,400	119,714

Challenger, Ltd. (Australia)	7,631	78,242

Cheung Kong Property Holdings, Ltd. (Hong Kong)	9,500	74,407

Chimera Investment Corp. R	3,100	57,753

Chubb, Ltd.	116	16,864

Citigroup, Inc.	23,900	1,598,432

Colony NorthStar, Inc. Class A R	7,200	101,448

CoreLogic, Inc. †	800	34,704

Credicorp, Ltd. (Peru)	109	19,554

Credit Agricole SA (France)	3,977	63,979

Credit Suisse Group AG (Switzerland)	453	6,548

Daiwa Securities Group, Inc. (Japan)	3,000	17,759

Danske Bank A/S (Denmark)	331	12,731

DGB Financial Group, Inc. (South Korea)	2,903	29,940

Discover Financial Services	4,400	273,636

DNB ASA (Norway)	4,036	68,646

Duke Realty Corp. R	4,300	120,185

E*Trade Financial Corp. †	9,600	365,088

East West Bancorp, Inc.	1,400	82,012

Equity Commonwealth † R	1,100	34,760

Equity Lifestyle Properties, Inc. R	700	60,438

Equity Residential Trust R	4,000	263,320

Eurazeo SA (France)	151	11,329

First Hawaiian, Inc.	3,500	107,170

6	Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.7%)* cont.	Shares	Value

Financials cont.
Forest City Realty Trust, Inc. Class A R	3,700	$89,429

Foxtons Group PLC (United Kingdom)	7,116	8,782

Gaming and Leisure Properties, Inc. R	1,200	45,204

Goldman Sachs Group, Inc. (The)	5,000	1,109,500

Hamilton Lane, Inc. Class A †	592	13,018

Hartford Financial Services Group, Inc. (The)	5,700	299,649

HCP, Inc. R	6,600	210,936

HDFC Bank, Ltd. (India)	1,678	42,887

Hibernia REIT PLC (Ireland) R	29,132	45,751

Highwoods Properties, Inc. R	1,600	81,136

HSBC Holdings PLC (United Kingdom)	3,148	29,181

Industrial Bank of Korea (South Korea)	5,270	65,636

ING Groep NV GDR (Netherlands)	4,976	85,818

Insurance Australia Group, Ltd. (Australia)	2,600	13,549

Investor AB Class B (Sweden)	3,069	147,900

JPMorgan Chase & Co.	20,943	1,914,190

Kennedy-Wilson Holdings, Inc.	882	16,802

Kerry Properties, Ltd. (Hong Kong)	11,000	37,336

KKR & Co. LP	642	11,941

Liberty Property Trust R	1,700	69,207

Lincoln National Corp.	2,800	189,224

Lloyds Banking Group PLC (United Kingdom)	6,044	5,207

Mapfre SA (Spain)	9,004	31,448

MFA Financial, Inc. R	4,100	34,399

Mid-America Apartment Communities, Inc. R	300	31,614

Mitsubishi UFJ Financial Group, Inc. (Japan)	22,900	153,678

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	9,500	51,860

Mitsui Fudosan Co., Ltd. (Japan)	500	11,916

Mizuho Financial Group, Inc. (Japan)	81,700	149,199

Morgan Stanley	4,000	178,240

Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	599	120,786

Natixis SA (France)	1,482	9,948

New World Development Co., Ltd. (Hong Kong)	46,000	58,388

NN Group NV (Netherlands)	2,878	102,295

Nomura Real Estate Holdings, Inc. (Japan)	1,100	21,555

ORIX Corp. (Japan)	10,700	165,530

Outfront Media, Inc. R	1,700	39,304

Park Hotels & Resorts, Inc. R	3,900	105,144

Persimmon PLC (United Kingdom)	1,422	41,524

Popular, Inc. (Puerto Rico)	2,500	104,275

Prudential Financial, Inc.	4,485	485,008

Prudential PLC (United Kingdom)	1,050	24,083

Quality Care Properties, Inc. † R	2,100	38,451

Raymond James Financial, Inc.	600	48,132

Reinsurance Group of America, Inc.	700	89,873

Resona Holdings, Inc. (Japan)	15,900	87,434

Sberbank of Russia PJSC ADR (Russia)	2,415	24,995

SCOR SE (France)	344	13,638

Sekisui Chemical Co., Ltd. (Japan)	2,000	35,759

Senior Housing Properties Trust R	1,600	32,704

Skandinaviska Enskilda Banken AB (Sweden)	898	10,862

Societe Generale SA (France)	3,367	181,167

Spirit Realty Capital, Inc. R	12,200	90,402

Starwood Property Trust, Inc. R	3,800	85,082

Sumitomo Mitsui Financial Group, Inc. (Japan)	4,400	171,306

Sumitomo Mitsui Trust Holdings, Inc. (Japan)	900	32,159

COMMON STOCKS (54.7%)* cont.	Shares	Value

Financials cont.
Sumitomo Warehouse Co., Ltd. (The) (Japan)	1,000	$6,330

Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	44,073

SunTrust Banks, Inc.	4,600	260,912

Swedbank AB Class A (Sweden)	403	9,821

Swiss Life Holding AG (Switzerland)	339	114,402

Swiss Re AG (Switzerland)	1,459	133,363

TCF Financial Corp.	3,400	54,196

Travelers Cos., Inc. (The)	1,200	151,836

Two Harbors Investment Corp. R	5,000	49,550

UBS Group AG (Switzerland)	515	8,722

UniCredit SpA (Italy) †	1,814	33,875

Unum Group	3,000	139,890

Validus Holdings, Ltd.	1,100	57,167

VEREIT, Inc. R	14,900	121,286

Viva Energy REIT (Australia) R	687	1,199

Voya Financial, Inc.	2,700	99,603

Wharf Holdings, Ltd. (The) (Hong Kong)	3,000	24,861

Wheelock and Co., Ltd. (Hong Kong)	10,000	75,441

Woori Bank (South Korea)	1,638	26,414

WP Carey, Inc. R	500	33,005

		15,438,209
Health care (7.2%)
AIN Holdings, Inc. (Japan)	300	21,658

Alfresa Holdings Corp. (Japan)	400	7,707

AmerisourceBergen Corp.	4,500	425,385

Astellas Pharma, Inc. (Japan)	4,000	48,882

AstraZeneca PLC (United Kingdom)	1,169	78,184

Baxter International, Inc.	5,600	339,024

Bayer AG (Germany)	2,075	268,280

Bruker Corp.	1,400	40,376

C.R. Bard, Inc.	1,000	316,110

Celgene Corp. †	8,000	1,038,960

Charles River Laboratories International, Inc. †	1,000	101,150

Clinigen Group PLC (United Kingdom)	3,294	36,939

Eli Lilly & Co.	7,100	584,330

Fresenius SE & Co. KGaA (Germany)	256	21,947

Gilead Sciences, Inc.	17,500	1,238,650

GlaxoSmithKline PLC (United Kingdom)	9,055	192,886

Hologic, Inc. †	1,100	49,918

Jazz Pharmaceuticals PLC †	106	16,483

Johnson & Johnson	14,100	1,865,289

McKesson Corp.	3,900	641,706

Medipal Holdings Corp. (Japan)	2,100	38,798

Merck & Co., Inc.	11,000	704,990

Mitsubishi Tanabe Pharma Corp. (Japan)	2,800	64,626

Novartis AG (Switzerland)	1,499	124,747

Premier, Inc. Class A †	1,300	46,800

Roche Holding AG (Switzerland)	953	242,697

Sanofi (France)	2,447	234,096

Shanghai Fosun Pharmaceutical Group Co., Ltd.
(China)	5,500	21,310

Shionogi & Co., Ltd. (Japan)	1,800	100,166

Shire PLC (United Kingdom)	691	38,142

Taro Pharmaceutical Industries, Ltd. (Israel) †	108	12,102

UnitedHealth Group, Inc.	7,600	1,409,192

WellCare Health Plans, Inc. †	1,100	197,516

		10,569,046

Putnam VT Global Asset Allocation Fund	7

COMMON STOCKS (54.7%)* cont.	Shares	Value

Technology (10.3%)
Adobe Systems, Inc. †	1,200	$169,728

Agilent Technologies, Inc.	4,600	272,826

AIXTRON SE (Germany) † S	2,982	20,963

Alibaba Group Holding, Ltd. ADR (China) † S	329	46,356

Alphabet, Inc. Class A †	2,791	2,594,737

Alphabet, Inc. Class C †	14	12,722

Amadeus IT Holding SA Class A (Spain)	2,464	147,326

Amdocs, Ltd.	3,500	225,610

Apple, Inc.	18,304	2,636,142

Applied Materials, Inc.	21,300	879,903

ASML Holding NV (Netherlands)	127	16,551

AtoS SE (France)	964	135,317

Citrix Systems, Inc. †	3,600	286,488

CompuGroup Medical SE (Germany)	590	33,107

Dell Technologies, Inc. Class V †	2,400	146,664

DST Systems, Inc.	600	37,020

Dun & Bradstreet Corp. (The)	1,200	129,780

DXC Technology Co. †	4,377	335,803

eBay, Inc. †	8,410	293,677

F5 Networks, Inc. †	1,500	190,590

Facebook, Inc. Class A †	3,711	560,287

FLIR Systems, Inc.	2,000	69,320

Fortinet, Inc. †	5,400	202,176

Fujitsu, Ltd. (Japan)	1,000	7,360

Hoya Corp. (Japan)	1,000	51,860

HP, Inc.	29,000	506,920

Instructure, Inc. †	361	10,650

Intuit, Inc.	3,200	424,992

Maxim Integrated Products, Inc.	4,900	220,010

Microsoft Corp.	36,811	2,537,382

Mixi, Inc. (Japan)	400	22,227

Murata Manufacturing Co., Ltd. (Japan)	100	15,177

NCR Corp. †	2,400	98,016

NCSoft Corp. (South Korea)	48	15,921

Nokia OYJ (Finland)	8,557	52,454

Otsuka Corp. (Japan)	500	30,985

RIB Software AG (Germany) S	1,261	21,301

Rohm Co., Ltd. (Japan)	300	23,018

Samsung Electronics Co., Ltd. (South Korea)	57	118,419

Sartorius AG (Preference) (Germany)	281	27,113

SCREEN Holdings Co., Ltd. (Japan)	400	26,673

SK Hynix, Inc. (South Korea)	528	31,104

Sodick Co., Ltd. (Japan)	1,400	16,244

SoftBank Corp. (Japan)	400	32,352

Synopsys, Inc. †	2,000	145,860

TDK Corp. (Japan)	700	45,992

Tencent Holdings, Ltd. (China)	1,400	50,065

Teradyne, Inc.	4,400	132,132

Texas Instruments, Inc.	10,100	776,993

Ubisoft Entertainment SA (France) †	276	15,661

VMware, Inc. Class A † S	2,300	201,089

Xerox Corp.	1,350	38,786

		15,139,849
Transportation (1.6%)
Aena SA (Spain)	147	28,685

ANA Holdings, Inc. (Japan)	19,000	65,949

Central Japan Railway Co. (Japan)	700	113,954

COMMON STOCKS (54.7%)* cont.	Shares	Value

Transportation cont.
Dart Group PLC (United Kingdom)	2,464	$19,753

Delta Air Lines, Inc.	10,700	575,018

Deutsche Lufthansa AG (Germany)	504	11,470

Deutsche Post AG (Germany)	3,768	141,245

easyJet PLC (United Kingdom)	477	8,443

International Consolidated Airlines Group SA
(Spain)	2,805	22,263

Japan Airlines Co., Ltd. (Japan)	800	24,710

Landstar System, Inc.	700	59,920

Norfolk Southern Corp.	3,100	377,270

Qantas Airways, Ltd. (Australia)	17,358	76,313

Royal Mail PLC (United Kingdom)	12,600	69,123

Union Pacific Corp.	7,600	827,716

		2,421,832
Utilities and power (1.9%)
American Electric Power Co., Inc.	4,900	340,403

CenterPoint Energy, Inc.	5,700	156,066

Centrica PLC (United Kingdom)	43,508	113,447

China Water Affairs Group, Ltd. (China)	38,000	22,827

Edison International	400	31,276

Endesa SA (Spain)	2,395	55,174

Enel SpA (Italy)	28,608	153,375

Entergy Corp.	7,400	568,098

Exelon Corp.	7,600	274,132

FirstEnergy Corp.	9,400	274,104

Gas Natural SDG SA (Spain)	399	9,338

Iberdrola SA (Spain)	2,250	17,817

Innogy SE (Germany)	581	22,871

NiSource, Inc.	7,100	180,056

PPL Corp.	2,200	85,052

RWE AG (Germany) †	475	9,464

SSE PLC (United Kingdom)	714	13,512

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights) † F	1,923	2,019

Tohoku Electric Power Co., Inc. (Japan)	2,200	30,416

UGI Corp.	7,400	358,234

Vectren Corp.	800	46,752

Veolia Environnement SA (France)	1,735	36,660

		2,801,093

Total common stocks (cost $69,437,126)		$80,534,552

CORPORATE BONDS
AND NOTES (16.0%)*	Principal amount	Value

Basic materials (1.2%)
A Schulman, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 6/1/23	$15,000	$15,863

Agrium, Inc. sr. unsec. unsub. notes 5.25%,
1/15/45 (Canada)	20,000	22,705

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9.375%, 6/1/19	15,000	16,256

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	5,000	5,013

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	10,000	11,200

ArcelorMittal SA sr. unsec. unsub. notes 7.50%,
10/15/39 (France)	10,000	11,213

Archer-Daniels-Midland Co. sr. unsec.
notes 5.45%, 3/15/18	102,000	104,744

8	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Basic materials cont.
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	$20,000	$21,500

Blue Cube Spinco, Inc. company
guaranty sr. unsec. unsub. notes 9.75%, 10/15/23	20,000	24,200

BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	25,000	26,125

Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	25,750

Builders FirstSource, Inc. 144A company
guaranty sr. unsec. notes 10.75%, 8/15/23	20,000	23,200

Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	25,000	26,031

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	15,319

BWAY Holding Co. 144A sr. unsec. notes 7.25%,
4/15/25	30,000	30,450

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	22,000	23,705

Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	10,000	10,324

Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	15,000	16,350

Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23	10,000	10,575

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	24,688

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,298

E. I. du Pont de Nemours & Co. sr. unsec.
notes 3.625%, 1/15/21	95,000	99,445

E. I. du Pont de Nemours & Co. sr. unsec.
unsub. FRN 1.70%, 5/1/20	5,000	5,030

Eastman Chemical Co. sr. unsec. notes 3.80%,
3/15/25	35,000	35,959

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7.00%, 2/15/21
(Canada)	40,000	41,000

Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	20,000	20,800

Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 6.875%, 2/15/23
(Indonesia)	20,000	21,112

Freeport-McMoRan, Inc. company
guaranty sr. unsec. sub. notes 6.75%, 2/1/22
(Indonesia)	5,000	5,175

GCP Applied Technologies, Inc. 144A company
guaranty sr. unsec. notes 9.50%, 2/1/23	30,000	34,125

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	87,000	90,950

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	59,023

Grinding Media, Inc./MC Grinding Media
Canada, Inc. 144A sr. sub. notes 7.375%,
12/15/23	5,000	5,438

HudBay Minerals, Inc. 144A company
guaranty sr. unsec. notes 7.625%, 1/15/25
(Canada)	15,000	15,713

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4.875%,
11/15/20	20,000	21,050

Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	15,000	16,969

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Basic materials cont.
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 10.50%, 4/15/23	$20,000	$23,100

Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	10,000	10,500

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	25,000	25,531

Lubrizol Corp. (The) sr. unsec. notes 8.875%,
2/1/19	50,000	55,203

Mercer International, Inc. company
guaranty sr. unsec. notes 7.75%, 12/1/22
(Canada)	15,000	16,069

Mercer International, Inc. 144A sr. unsec.
notes 6.50%, 2/1/24 (Canada)	15,000	15,663

Methanex Corp. sr. unsec. unsub. notes 5.65%,
12/1/44 (Canada)	45,000	42,562

Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	6,000	6,033

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	10,000	10,275

New Gold, Inc. 144A sr. unsec. notes 6.375%,
5/15/25 (Canada)	5,000	5,156

Norbord, Inc. 144A company
guaranty sr. notes 6.25%, 4/15/23 (Canada)	25,000	26,780

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	16,000	15,920

NOVA Chemicals Corp. 144A sr. unsec.
notes 4.875%, 6/1/24 (Canada)	9,000	8,966

Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	35,000	36,050

Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	10,000	10,463

Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	48,459

Park-Ohio Industries, Inc. 144A company
guaranty sr. unsec. notes 6.625%, 4/15/27	20,000	21,000

Platform Specialty Products Corp. 144A sr. unsec.
notes 10.375%, 5/1/21	5,000	5,531

Platform Specialty Products Corp. 144A sr. unsec.
notes 6.50%, 2/1/22	5,000	5,163

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6.875%, 7/15/33	10,000	11,500

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 5.125%, 12/1/24	5,000	5,363

Sealed Air Corp. 144A sr. unsec. bonds 5.50%,
9/15/25	5,000	5,463

Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	35,231

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	15,000	17,925

Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	5,131

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 8/15/22	18,000	18,653

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	21,250

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	3,116

Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 4.75%, 1/15/22 (Canada)	5,000	5,175

Putnam VT Global Asset Allocation Fund	9

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Basic materials cont.
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	$5,000	$4,869

Teck Resources, Ltd. 144A company
guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	5,000	5,769

TMS International Corp. 144A company
guaranty sr. unsec. sub. notes 7.625%, 10/15/21	15,000	15,188

Tronox Finance, LLC company guaranty sr. unsec.
notes 6.375%, 8/15/20	10,000	10,025

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/22	10,000	10,300

U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	15,000	15,825

U.S. Concrete, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	5,000	5,275

Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	15,000	15,638

USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	15,000	15,431

USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	10,000	10,625

Venator Finance Sarl/Venator Materials Corp. 144A
sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)	10,000	10,100

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,725

Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	36,000	35,730

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	35,000	49,274

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	13,945

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%,
3/15/32 R	48,000	66,091

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	25,000	26,719

Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	15,000	16,856

		1,798,914
Capital goods (0.9%)
Advanced Disposal Services, Inc. 144A sr. unsec.
notes 5.625%, 11/15/24	30,000	30,900

Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 5.00%, 10/1/24	20,000	20,425

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7.75%, 11/15/19	17,000	18,658

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,425

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5.50%, 9/1/22	10,000	10,300

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5.25%, 7/15/24	35,000	36,225

Berry Plastics Corp. company
guaranty notes 6.00%, 10/15/22	5,000	5,331

Berry Plastics Corp. company
guaranty notes 5.50%, 5/15/22	10,000	10,413

Berry Plastics Corp. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	10,413

Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	20,000	22,200

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	49,613

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Capital goods cont.
Covidien International Finance SA company
guaranty sr. unsec. unsub. notes 6.00%, 10/15/17
(Luxembourg)	$130,000	$131,615

Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,575

Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22	30,000	30,000

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	29,762

Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,375

Honeywell International, Inc. sr. unsec.
unsub. notes 5.375%, 3/1/41	55,000	68,328

Honeywell International, Inc. sr. unsec.
unsub. notes 4.25%, 3/1/21	40,000	42,996

Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	69,612

Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	20,000	21,258

KLX, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/1/22	20,000	21,000

L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	8,000	8,247

Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	99,000	128,181

Manitowoc Foodservice, Inc. sr. unsec.
notes 9.50%, 2/15/24	30,000	34,800

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23	30,000	29,925

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4.375%, 3/15/35	27,000	29,491

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 3.50%, 3/15/25	27,000	28,087

Moog, Inc. 144A company guaranty sr. unsec.
notes 5.25%, 12/1/22	15,000	15,600

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	25,000	26,250

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/22	15,000	15,563

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	23,264

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. FRN 4.658%, 7/15/21	30,000	30,488

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. unsec. unsub. notes 7.00%,
7/15/24	15,000	16,091

Rockwell Collins, Inc. sr. unsec. bonds 4.35%,
4/15/47	55,000	57,520

Tennant Co. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/25	5,000	5,225

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 12/15/24	20,000	20,650

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/26	5,000	5,056

TI Group Automotive Systems, LLC 144A sr. unsec.
notes 8.75%, 7/15/23 (United Kingdom)	40,000	42,300

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	5,088

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	10,000	10,150

10	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	$8,000	$8,260

United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	105,180

		1,316,840
Communication services (1.4%)
American Tower Corp. sr. unsec. bonds 3.125%,
1/15/27 R	16,000	15,357

American Tower Corp. sr. unsec. notes 4.00%,
6/1/25 R	100,000	103,580

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	75,507

Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	7,000	7,796

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5.25%, 9/30/22	7,000	7,210

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,919

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	25,000	26,656

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	5,000	5,350

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23	5,000	5,250

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%,
12/1/23	14,000	15,076

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%,
4/1/20	4,000	4,231

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	35,000	35,613

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	15,000	15,276

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	14,000	16,803

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	6,000	6,482

Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. 144A
company guaranty sr. bonds 5.375%, 5/1/47	40,000	42,318

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95%, 8/15/37	64,000	90,288

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	22,460

Comcast Corp. company guaranty sr. unsec.
unsub. notes 3.375%, 2/15/25	35,000	36,022

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25	25,000	26,688

Crown Castle International Corp. sr. unsec.
notes 5.25%, 1/15/23 R	36,000	39,990

Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,649

Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	35,153

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883%, 8/15/20	15,000	16,007

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	98,000	99,970

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	26,000	28,795

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Communication services cont.
Deutsche Telekom International Finance BV
company guaranty sr. unsec. unsub. bonds
8.75%, 6/15/30 (Netherlands)	$73,000	$108,265

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	25,000	26,674

Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	10,000	9,275

Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	20,000	19,125

Frontier Communications Corp. sr. unsec.
unsub. notes 7.625%, 4/15/24	4,000	3,295

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7.50%, 4/1/21
(Bermuda)	2,000	1,845

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda) ##	15,000	14,981

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7.75%, 6/1/21
(Luxembourg)	10,000	5,500

Intelsat Luxembourg SA company
guaranty sr. unsec. sub. bonds 8.125%, 6/1/23
(Luxembourg)	23,000	12,133

Koninklijke KPN NV sr. unsec.
unsub. bonds 8.375%, 10/1/30 (Netherlands)	30,000	41,194

Orange SA sr. unsec. unsub. notes 4.125%, 9/14/21
(France)	46,000	48,906

Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,180

Rogers Communications, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 3/15/43
(Canada)	85,000	88,443

Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	55,000	61,136

Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,500

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 11/15/18	6,000	6,512

Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	48,000	55,200

Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	18,891

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.625%, 4/1/23	13,000	13,731

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,813

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,292

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	25,000	26,813

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	5,204

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.836%, 4/28/23	3,000	3,203

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 1/15/22	17,000	17,850

TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	85,905

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522%, 9/15/48	55,000	52,035

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	64,406

Putnam VT Global Asset Allocation Fund	11

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Communication services cont.
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.125%, 3/16/27	$90,000	$92,950

Videotron, Ltd./Videotron Ltee. 144A
sr. unsec. notes 5.125%, 4/15/27 (Canada)	40,000	41,100

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	21,250

Vodafone Group PLC sr. unsec. unsub. notes 1.25%,
9/26/17 (United Kingdom)	225,000	224,777

West Corp. 144A company guaranty sr. unsec.
sub. notes 5.375%, 7/15/22	25,000	25,156

WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
sub. notes 10.25%, 7/15/19	9,000	9,270

Windstream Services, LLC company
guaranty sr. unsec. notes 6.375%, 8/1/23	20,000	16,513

		2,047,769
Consumer cyclicals (2.2%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	40,000	49,565

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	150,000	217,370

Alpine Finance Merger Sub, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	5,000	5,088

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17	128,000	127,956

AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 2/15/22	10,000	10,450

AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	10,400

AMC Entertainment Holdings, Inc. 144A company
guaranty sr. unsec. sub. bonds 6.125%, 5/15/27	5,000	5,277

AMC Entertainment Holdings, Inc. 144A sr. unsec.
sub. bonds 5.875%, 11/15/26	10,000	10,425

American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23	15,000	15,863

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10.25%, 3/1/22	25,000	25,875

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	64,000	68,660

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8.00%, 6/15/21	14,000	5,635

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23	10,000	10,700

Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	10,813

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6.50%,
12/15/20 (Canada)	33,000	34,073

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.125%,
7/1/22 (Canada)	10,000	10,400

Caesars Growth Properties Holdings, LLC/Caesars
Growth Properties Finance, Inc. company
guaranty notes 9.375%, 5/1/22	20,000	21,700

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 6.25%, 12/15/21	4,000	4,480

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/24	5,000	5,419

CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	15,000	14,207

CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	40,000	41,034

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount		Value

Consumer cyclicals cont.
CBS Corp. company guaranty sr. unsec.
unsub. notes 3.50%, 1/15/25		$19,000	$19,255

CBS Radio, Inc. 144A company guaranty
sr. unsec. notes 7.25%, 11/1/24		5,000	5,150

CCM Merger, Inc. 144A sr. unsec. notes 6.00%,
3/15/22		5,000	5,125

CDK Global, Inc. 144A sr. unsec. bonds 4.875%,
6/1/27		5,000	5,138

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		3,000	3,090

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		4,000	4,086

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7.625%, 3/15/20		10,000	9,938

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		29,000	29,803

Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23		30,000	31,725

Diamond Resorts International, Inc. 144A
sr. unsec. notes 10.75%, 9/1/24		10,000	10,600

Dollar General Corp. sr. unsec. sub. notes 3.25%,
4/15/23		65,000	66,205

Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		15,000	16,219

Eldorado Resorts, Inc. 144A sr. unsec.
unsub. notes 6.00%, 4/1/25		5,000	5,300

EW Scripps Co. (The) 144A company
guaranty sr. unsec. notes 5.125%, 5/15/25		5,000	5,150

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95%, 8/15/20		79,000	86,331

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 2/15/26		12,000	13,139

Ford Motor Co. sr. unsec. unsub. notes 4.346%,
12/8/26		105,000	108,091

Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25		10,000	10,504

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26		76,000	75,560

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		22,000	22,439

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		10,000	10,043

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4.875%, 11/1/20		17,000	18,126

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		20,000	21,846

Gray Television, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 7/15/26		15,000	15,300

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6.625%, 7/25/22
(Canada)	CAD	27,000	21,549

GW Honos Security Corp. 144A company
guaranty sr. unsec. notes 8.75%, 5/15/25
(Canada)		$20,000	20,900

Hanesbrands, Inc. 144A company guaranty
sr. unsec. unsub. notes 4.625%, 5/15/24		10,000	10,150

Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. 144A sr. unsec. bonds 4.875%,
4/1/27		75,000	78,469

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15%, 2/1/23		32,000	41,047

12	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Host Hotels & Resorts LP sr. unsec.
unsub. notes 6.00%, 10/1/21 R	$31,000	$34,574

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5.25%, 3/15/22 R	44,000	47,849

Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	25,000	25,563

Hyatt Hotels Corp. sr. unsec. unsub. notes
4.85%, 3/15/26	55,000	60,072

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3.375%, 7/15/23	15,000	15,243

iHeartCommunications, Inc. company
guaranty sr. notes 9.00%, 12/15/19	20,000	15,700

IHS Markit Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	15,000	16,106

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22	30,000	32,925

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21	25,000	26,125

Jacobs Entertainment, Inc. 144A notes 7.875%,
2/1/24	5,000	5,425

JC Penney Corp., Inc. company guaranty sr. unsec.
unsub. notes 5.65%, 6/1/20	10,000	9,838

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9.75%, 10/15/19 ‡‡	15,000	14,775

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5.875%, 2/1/22	14,000	14,455

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5.375%, 1/15/24	15,000	15,675

Lear Corp. company guaranty sr. unsec.
unsub. notes 5.375%, 3/15/24	12,000	12,746

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/15/22	7,000	7,438

Lions Gate Entertainment Corp. 144A sr. unsec.
unsub. notes 5.875%, 11/1/24	15,000	15,713

Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,075

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.625%, 3/15/23	45,000	47,025

Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)	5,000	5,106

Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
11/15/20 (Canada)	20,000	20,546

MGM Resorts International company
guaranty sr. unsec. notes 6.75%, 10/1/20	35,000	38,777

MGM Resorts International company
guaranty sr. unsec. notes 5.25%, 3/31/20	5,000	5,294

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8.625%, 2/1/19	10,000	11,000

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6.625%,
12/15/21	15,000	16,800

Moody’s Corp. 144A sr. unsec. bonds 3.25%, 1/15/28	25,000	24,616

Navistar International Corp. company
guaranty sr. unsec. notes 8.25%, 11/1/21	54,000	54,540

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28	20,000	13,400

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.75%,
10/15/21 ‡‡	10,000	4,800

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21	10,000	5,525

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	$25,000	$25,313

Nielsen Co. Luxembourg Sarl (The) 144A
company guaranty sr. unsec. notes 5.00%,
2/1/25 (Luxembourg)	10,000	10,250

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. sub. notes 5.50%, 10/1/21
(Luxembourg)	5,000	5,175

Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22	10,000	10,375

O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85%, 6/15/23	20,000	20,832

O’Reilly Automotive, Inc. company
guaranty sr. unsec. sub. notes 3.55%, 3/15/26	20,000	20,137

Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	81,000	81,498

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	15,000	15,713

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24	7,000	7,324

Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	10,188

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,455

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	14,925

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	10,063

PetSmart, Inc. 144A sr. unsec. notes 7.125%,
3/15/23	5,000	4,450

Priceline Group, Inc. (The) sr. unsec.
notes 3.65%, 3/15/25	46,000	47,204

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	23,300

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	26,625

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A
company guaranty sr. unsec. notes 4.875%, 6/1/23	10,000	10,075

Regal Entertainment Group sr. unsec.
sub. notes 5.75%, 6/15/23	24,000	24,960

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	25,000	25,250

S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	32,000	30,805

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	20,000	20,850

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	55,000	60,294

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6.25%, 9/1/20	5,000	4,956

Scientific Games International, Inc. 144A company
guaranty sr. notes 7.00%, 1/1/22	25,000	26,625

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	35,000	35,919

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,625

Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	55,000	55,344

Putnam VT Global Asset Allocation Fund	13

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	$20,000	$20,600

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	25,153

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25	10,000	10,726

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,713

Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	26,344

Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	35,000	35,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,750

Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	41,000	38,680

Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	5,025

Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	10,000	10,475

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4.50%, 3/1/21	4,000	4,170

Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	14,869

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	74,282

Vulcan Materials Co. sr. unsec.
unsub. notes 4.50%, 4/1/25	8,000	8,542

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6.50%, 8/15/37	67,000	94,373

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 5.00%, 10/25/40	10,000	12,042

Walt Disney Co. (The) sr. unsec. notes 2.75%,
8/16/21	30,000	30,659

Walt Disney Co. (The) sr. unsec.
unsub. notes 4.375%, 8/16/41	10,000	10,901

WMG Acquisition Corp. 144A company guaranty
sr. notes 5.00%, 8/1/23	10,000	10,250

Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,863

Wyndham Worldwide Corp. sr. unsec.
unsub. bonds 4.50%, 4/1/27	20,000	20,618

Wyndham Worldwide Corp. sr. unsec.
unsub. notes 5.625%, 3/1/21	35,000	38,303

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	10,000	10,244

		3,284,206
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6.00%, 4/1/22 (Canada)	10,000	10,363

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	5,106

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	14,905

Altria Group, Inc. company guaranty sr. unsec.
notes 9.25%, 8/6/19	2,000	2,296

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/31/24	24,000	25,563

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85%, 8/9/22	95,000	96,313

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Consumer staples cont.
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	$113,000	$127,536

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	73,000	75,210

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. notes 2.65%, 2/1/21	80,000	81,073

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. notes 1.25%, 1/17/18	47,000	46,942

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.20%, 1/15/39	80,000	123,950

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	59,915

BlueLine Rental Finance Corp./BlueLine
Rental, LLC 144A company
guaranty sub. notes 9.25%, 3/15/24	25,000	26,000

Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	10,000	10,350

CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22	20,000	20,850

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11.00%, 3/15/21	5,000	5,281

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	40,000	43,844

CVS Health Corp. sr. unsec. unsub. notes 2.25%,
12/5/18	130,000	130,804

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	3,389	3,815

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	45,191	48,394

Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23	20,000	21,050

Diageo Investment Corp. company
guaranty sr. unsec. notes 8.00%, 9/15/22	40,000	50,226

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	64,905

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	68,139

Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	8,388

High Ridge Brands Co. 144A company
guaranty sr. unsec. notes 8.875%, 3/15/25	15,000	14,944

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	70,000	69,798

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	15,788

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	15,638

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	10,213

Kraft Heinz Co. (The) company guaranty sr. unsec.
notes Ser. 144A, 6.875%, 1/26/39	15,000	19,293

Kraft Heinz Co. (The) company guaranty sr. unsec.
unsub. notes 6.50%, 2/9/40	70,000	86,735

Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	62,000	64,248

Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,150

Landry’s, Inc. 144A sr. unsec. notes 6.75%,
10/15/24	10,000	10,238

McDonald’s Corp. sr. unsec. unsub. notes 6.30%,
10/15/37	44,000	57,088

14	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Consumer staples cont.
McDonald’s Corp. sr. unsec. unsub. notes 5.70%,
2/1/39	$59,000	$71,119

Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	36,000	38,224

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5.75%, 3/15/25	10,000	10,025

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 12/15/21	7,000	7,210

Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 6.25%, 8/1/24	10,000	8,700

Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5.75%, 2/15/21	23,000	21,160

Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	25,000	24,547

Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	60,000	61,801

		1,783,137
Energy (1.5%)
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp. 144A sr. unsec.
notes 7.50%, 5/1/25	10,000	10,513

Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. 144A company guaranty sr. unsec.
notes 7.875%, 12/15/24	30,000	30,225

Anadarko Petroleum Corp. sr. unsec.
unsub. bonds 6.95%, 6/15/19	30,000	32,519

Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	5,063

Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	8,017

Antero Resources Finance Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	13,130

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	5,000	5,236

Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	44,000	44,641

Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%,
4/1/22	10,000	10,000

BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119%, 5/4/26
(United Kingdom)	70,000	69,130

Calfrac Holdings LP 144A company
guaranty sr. unsec. unsub. notes 7.50%, 12/1/20	10,000	8,600

California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20	10,000	6,700

California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	21,000	13,283

Canadian Natural Resources, Ltd. sr. unsec.
unsub. bonds 3.85%, 6/1/27 (Canada)	10,000	9,949

Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	43,000	45,204

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%,
4/15/27 (Canada)	25,000	23,816

Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	30,000	31,988

Cheniere Corpus Christi Holdings, LLC 144A
company guaranty sr. bonds 5.125%, 6/30/27	35,000	35,875

Chesapeake Energy Corp. 144A company
guaranty notes 8.00%, 12/15/22	16,000	16,920

Chesapeake Energy Corp. 144A company
guaranty sr. unsec. bonds 8.00%, 6/15/27	5,000	4,913

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Energy cont.
Chesapeake Energy Corp. 144A company
guaranty sr. unsec. notes 8.00%, 1/15/25	$45,000	$44,550

Concho Resources, Inc. company
guaranty sr. unsec. notes 5.50%, 4/1/23	22,000	22,660

Concho Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/25	55,000	56,100

ConocoPhillips Co. company guaranty sr. unsec.
unsub. notes 1.05%, 12/15/17	130,000	129,760

Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	15,000	12,525

Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	10,000	9,156

Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	15,000	14,325

Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes 7.50%,
5/15/25	5,000	5,000

DCP Midstream Operating LP company
guaranty sr. unsec. notes 3.875%, 3/15/23	13,000	12,545

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.70%, 4/1/19	8,000	7,930

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	10,000	6,000

Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	17,000	16,193

Diamondback Energy, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/31/25	20,000	20,300

Diamondback Energy, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 11/1/24	5,000	4,975

Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 8.125%, 9/15/23	20,000	21,125

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9.375%,
5/1/20	22,000	17,270

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	10,000	7,450

EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	10,000	9,975

EQT Midstream Partners LP company
guaranty sr. unsec. sub. notes 4.00%, 8/1/24	10,000	10,148

FTS International, Inc. 144A company
guaranty sr. sub. FRN 8.746%, 6/15/20	20,000	20,050

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	30,000	34,532

Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	20,000	20,850

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7.375%, 5/1/22	15,000	15,150

Laredo Petroleum, Inc. company
guaranty sr. unsec. sub. notes 5.625%, 1/15/22	5,000	4,850

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	28,872

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	5,000	3,888

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	3,863

MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	15,000	13,650

Motiva Enterprises, LLC 144A sr. unsec.
notes 5.75%, 1/15/20	55,000	58,861

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27	20,000	20,068

Putnam VT Global Asset Allocation Fund	15

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Energy cont.
Murray Energy Corp. 144A notes 11.25%, 4/15/21	$10,000	$7,550

Nabors Industries, Inc. company
guaranty sr. unsec. unsub. notes 4.625%, 9/15/21	16,000	15,197

Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	25,000	26,313

Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	10,000	10,350

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	15,000	11,869

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 6.05%, 3/1/41	85,000	50,044

Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	10,000	9,675

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	20,000	19,400

Parsley Energy LLC/Parsley Finance Corp. 144A
company guaranty sr. unsec. sub. notes 5.375%,
1/15/25	15,000	15,113

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	20,000	21,160

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44
(Brazil)	103,000	101,275

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	31,000	35,650

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	83,000	84,349

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela)	40,000	14,800

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 5.625%, 1/23/46 (Mexico)	25,000	22,163

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 6.375%, 1/23/45 (Mexico)	80,000	78,000

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.875%, 1/18/24 (Mexico)	80,000	81,032

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.50%, 1/23/26 (Mexico)	23,000	22,357

Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.75%, 12/15/23
(Canada)	15,000	14,925

Range Resources Corp. 144A company
guaranty sr. unsec. sub. notes 5.75%, 6/1/21	25,000	25,500

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
11/15/23	10,000	9,500

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5.625%,
7/15/22	5,000	4,813

Sabine Pass Liquefaction, LLC sr. notes 5.875%,
6/30/26	30,000	33,529

Sabine Pass Liquefaction, LLC sr. notes 5.00%,
3/15/27	22,000	23,418

SemGroup Corp. 144A company guaranty sr. unsec.
notes 6.375%, 3/15/25	10,000	9,675

Seven Generations Energy, Ltd. 144A sr. unsec.
bonds 6.75%, 5/1/23 (Canada)	10,000	10,400

Seven Generations Energy, Ltd. 144A sr. unsec.
sub. notes 8.25%, 5/15/20 (Canada)	19,000	19,855

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Energy cont.
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	$5,000	$1

Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%,
11/15/19 F	20,000	2

Shelf Drilling Holdings, Ltd. 144A company
guaranty notes 9.50%, 11/2/20	10,000	9,700

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	17,000	16,533

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	8,850

SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	10,000	9,547

SM Energy Co. sr. unsec. unsub. notes 6.50%,
1/1/23	3,000	2,865

SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	5,000	4,750

Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	42,000	41,054

Statoil ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	46,109

Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. bonds 5.375%, 2/1/27	10,000	10,350

Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. notes 5.125%, 2/1/25	5,000	5,150

Tesoro Logistics LP/Tesoro Logistics
Finance Corp. company guaranty sr. unsec.
notes 5.25%, 1/15/25	10,000	10,500

Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	15,420

Valero Energy Partners LP sr. unsec.
unsub. notes 4.375%, 12/15/26	7,000	7,155

Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	5,000	5,000

Weatherford International, Ltd. 144A company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	5,000	5,225

Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	5,000	6,413

Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7.75%, 6/15/31	1,000	1,190

Williams Partners LP sr. unsec. sub. notes 4.30%,
3/4/24	24,000	24,983

Williams Partners LP/ACMP Finance Corp.
sr. unsec. sub. notes 4.875%, 3/15/24	12,000	12,575

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	5,000	5,425

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20	20,000	21,000

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%,
1/15/22	27,000	26,730

		2,152,782
Financials (4.2%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,979

Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	15,000	15,150

Alliant Holdings Intermediate, LLC 144A
sr. unsec. notes 8.25%, 8/1/23	10,000	10,625

Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	35,525

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	13,000	14,788

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6.25%, 12/1/17	17,000	17,294

16	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Financials cont.
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	$40,000	$42,100

Ally Financial, Inc. unsec. sub. notes 8.00%,
12/31/18	14,000	15,103

American Express Co. sr. unsec. notes 7.00%,
3/19/18	83,000	86,085

American Express Co. sr. unsec. notes 6.15%,
8/28/17	49,000	49,322

American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	64,800

ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	15,000	14,213

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual
maturity (France)	85,000	87,390

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	49,910

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,560

Bank of America Corp. sr. unsec.
unsub. notes 2.00%, 1/11/18	128,000	128,196

Bank of America Corp. unsec. sub. notes 6.11%,
1/29/37	195,000	237,829

Bank of Nova Scotia (The) sr. unsec.
unsub. notes 1.375%, 12/18/17 (Canada)	130,000	129,941

Barclays Bank PLC 144A unsec. sub. notes 10.179%,
6/12/21 (United Kingdom)	80,000	100,247

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 7.25%, 2/1/18	22,000	22,690

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	31,269

BNP Paribas SA sr. unsec. notes Ser. MTN, 2.375%,
9/14/17 (France)	40,000	40,066

Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	70,221

Cantor Fitzgerald LP 144A unsec. bonds 7.875%,
10/15/19	30,000	33,032

Cantor Fitzgerald LP 144A unsec. notes 6.50%,
6/17/22	55,000	61,568

CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,445

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5.00%, 3/15/23	13,000	13,544

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	7,000	7,175

CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23	10,000	10,775

CIT Group, Inc. sr. unsec. unsub. notes 5.00%,
8/15/22	17,000	18,318

CIT Group, Inc. 144A sr. unsec. notes 5.50%,
2/15/19	6,000	6,300

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95%, perpetual maturity	20,000	21,431

Citigroup, Inc. jr. unsec. sub. FRN 5.875%,
perpetual maturity	9,000	9,428

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%,
1/10/28	235,000	238,822

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	10,497

CNG Holdings, Inc./OH 144A sr. notes 9.375%,
5/15/20	20,000	17,700

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	40,000	42,360

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Financials cont.
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	$5,000	$5,200

Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	8,000	8,200

DFC Finance Corp. 144A company
guaranty sr. notes 10.50%, 6/15/20	10,000	5,900

Duke Realty LP company guaranty sr. unsec.
unsub. notes 4.375%, 6/15/22 R	32,000	34,101

ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	15,000	15,544

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	31,190

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	16,280

Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	144,810

GE Capital International Funding Co.
Unlimited Co. company guaranty sr. unsec.
bonds 4.418%, 11/15/35 (Ireland)	261,000	284,069

Goldman Sachs Group, Inc. (The) sr. unsec.
notes 7.50%, 2/15/19	170,000	184,481

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	55,000	55,293

Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes Ser. GLOB, 2.375%, 1/22/18	130,000	130,577

Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	31,156

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	38,730

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23 R	70,000	73,397

Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3.875%, 5/1/25 R	30,000	30,239

Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	4,000	4,105

HSBC Finance Corp. unsec. sub. notes 6.676%,
1/15/21	146,000	164,537

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. sub. notes 8.125%, 7/15/19 ‡‡	5,000	5,013

HUB International, Ltd. 144A sr. unsec.
notes 7.875%, 10/1/21	20,000	20,850

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,426

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	10,000	10,425

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	10,000	10,294

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	17,000	17,404

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	200,000	225,756

International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	15,820

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	5,000	5,125

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	39,000	40,609

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%,
perpetual maturity	81,000	84,200

Putnam VT Global Asset Allocation Fund	17

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Financials cont.
JPMorgan Chase & Co. sr. unsec. notes Ser. MTN,
2.295%, 8/15/21	$90,000	$89,476

JPMorgan Chase & Co. sr. unsec.
unsub. notes 2.00%, 8/15/17	130,000	130,093

KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	31,739

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	44,000	54,808

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657%, perpetual maturity (United Kingdom)	25,000	28,344

LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	15,000	15,600

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	40,623

MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 5.625%, 5/1/24 R	5,000	5,450

Mid-America Apartments LP sr. unsec. notes 4.30%,
10/15/23 R	45,000	47,613

Morgan Stanley sr. unsec. unsub. notes 3.625%,
1/20/27	185,000	186,330

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6.50%,
7/1/21	15,000	15,338

Nationwide Mutual Insurance Co. 144A unsec.
sub. notes 8.25%, 12/1/31	45,000	64,376

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%,
4/15/45	30,000	29,138

OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	78,000	99,371

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. sub. notes 6.75%, 12/15/19	10,000	10,500

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7.25%, 12/15/21	10,000	10,513

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	105,000	106,553

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22	39,000	42,013

Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	15,375

Prudential Financial, Inc. jr. unsec. sub. FRN
8.875%, 6/15/38	30,000	31,800

Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	57,000	62,629

Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	20,000	21,200

Realty Income Corp. sr. unsec. notes 4.65%,
8/1/23 R	25,000	26,930

Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)	130,000	130,813

Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	48,231

Royal Bank of Scotland Group PLC unsec.
sub. notes 4.70%, 7/3/18 (United Kingdom)	108,000	110,561

Select Income REIT sr. unsec. unsub. notes 3.60%,
2/1/20 R	10,000	10,134

Select Income REIT sr. unsec. unsub. notes 2.85%,
2/1/18 R	10,000	10,042

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 8.25%, 12/15/20	20,000	22,450

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Financials cont.
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	$10,000	$10,550

Springleaf Finance Corp. sr. unsec.
unsub. notes 5.25%, 12/15/19	5,000	5,201

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	92,539

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 4/15/21	7,000	7,175

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/1/24	7,000	7,315

Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	10,000	10,225

TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8.50%, 9/15/18	5,000	4,750

Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	57,546

Travelers Property Casualty Corp. company
guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26	40,000	53,525

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5.875%,
6/15/24	10,000	10,550

UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 3.00%, 4/15/21
(Switzerland)	200,000	202,938

USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	20,350

VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	50,000	52,222

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	300,000	332,324

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	8,870

Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	15,000	15,113

Westpac Banking Corp. sr. unsec.
unsub. notes 4.875%, 11/19/19 (Australia)	80,000	85,169

Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	135,264

WP Carey, Inc. sr. unsec. unsub. notes 4.60%,
4/1/24 R	30,000	31,013

		6,139,111
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	80,000	80,676

Allergan Funding SCS company guaranty sr. unsec.
notes 4.75%, 3/15/45 (Luxembourg)	18,000	19,430

Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,801

AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7.875%, 9/1/23	15,000	14,419

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	129,759

AstraZeneca PLC sr. unsec. unsub. notes 6.45%,
9/15/37 (United Kingdom)	36,000	48,565

AstraZeneca PLC sr. unsec. unsub. notes 5.90%,
9/15/17 (United Kingdom)	130,000	131,096

Becton Dickinson and Co. sr. unsec.
unsub. bonds 4.669%, 6/6/47	69,000	71,731

Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	60,000	60,190

18	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Health care cont.
Centene Corp. sr. unsec. unsub. notes 6.125%,
2/15/24	$15,000	$16,218

Centene Corp. sr. unsec. unsub. notes 4.75%,
1/15/25	5,000	5,138

Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22	20,000	20,875

CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	15,000	15,485

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	33,000	28,834

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 7.125%, 7/15/20	5,000	4,869

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	80,000	85,360

Concordia International Corp. 144A company
guaranty sr. unsec. notes 7.00%, 4/15/23
(Canada)	15,000	2,250

Concordia International Corp. 144A
sr. notes 9.00%, 4/1/22 (Canada)	5,000	3,775

Eagle Holding Co II, LLC 144A sr. unsec.
unsub. notes 7.625%, 5/15/22 ‡‡	10,000	10,288

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	55,000	45,925

Halyard Health, Inc. company guaranty sr. unsec.
unsub. notes 6.25%, 10/15/22	15,000	15,638

HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26	15,000	16,178

HCA, Inc. company guaranty sr. notes 6.50%,
2/15/20	52,000	56,745

HCA, Inc. company guaranty sr. sub. bonds 5.50%,
6/15/47	40,000	41,400

HCA, Inc. company guaranty sr. sub. notes 5.00%,
3/15/24	20,000	21,175

HCA, Inc. company guaranty sr. sub. notes 3.75%,
3/15/19	10,000	10,200

HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,605

Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,806

Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	5,000	5,625

Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%, 4/15/25
(Luxembourg)	10,000	8,775

Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,588

Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	5,038

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	75,000	75,188

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	16,000	16,758

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%,
5/15/22	23,000	21,965

Patheon Holdings I BV 144A sr. unsec.
sub. notes 7.50%, 2/1/22 (Netherlands)	33,000	35,063

Service Corp. International/US sr. unsec.
notes 5.375%, 1/15/22	14,000	14,420

Service Corp. International/US sr. unsec.
unsub. notes 5.375%, 5/15/24	33,000	34,853

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Health care cont.
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	$48,000	$46,873

Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	39,647

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	10,000	10,300

Tenet Healthcare Corp. company guaranty sr. FRN
4.746%, 6/15/20	15,000	15,150

Tenet Healthcare Corp. company
guaranty sr. notes 6.25%, 11/1/18	24,000	25,320

Tenet Healthcare Corp. company
guaranty sr. notes 4.75%, 6/1/20	3,000	3,105

Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	20,000	21,425

Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. unsub. bonds 3.15%,
10/1/26 (Netherlands)	39,000	37,037

UnitedHealth Group, Inc. sr. unsec. notes 6.00%,
2/15/18	58,000	59,548

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	91,284

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	90,566

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6.125%,
4/15/25	40,000	33,850

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.875%,
5/15/23	18,000	15,435

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.50%, 3/1/23	5,000	4,244

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.375%,
3/15/20	20,000	19,325

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,769

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,244

WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	5,238

		1,771,064
Technology (0.9%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	41,601

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	130,000	131,273

Apple, Inc. sr. unsec. unsub. notes 4.375%,
5/13/45	80,000	86,493

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	26,995

Avaya, Inc. 144A company
guaranty sr. notes 7.00%, 4/1/19 (In default) †	34,000	27,285

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A
company guaranty sr. unsec. unsub. notes 3.875%,
1/15/27	35,000	35,942

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	76,000	83,543

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	10,000	12,906

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45%, 6/15/23	63,000	68,366

Putnam VT Global Asset Allocation Fund	19

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. unsec. notes 5.875%, 6/15/21	$5,000	$5,238

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17	130,000	129,985

Fidelity National Information Services, Inc.
sr. unsec. unsub. notes 5.00%, 10/15/25	30,000	33,500

First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7.00%, 12/1/23	15,000	16,013

First Data Corp. 144A notes 5.75%, 1/15/24	25,000	25,969

First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	15,675

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	136,456

Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%,
11/15/24	20,000	21,300

Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡	35,000	36,050

Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	25,000	25,875

Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20	3,000	3,098

Intel Corp. sr. unsec. unsub. notes 1.35%,
12/15/17	130,000	129,968

Iron Mountain, Inc. company guaranty sr. unsec.
notes 6.00%, 8/15/23 R	14,000	14,875

Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 10/1/20 R	5,000	5,175

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%,
3/15/18	9,000	9,360

Micron Technology, Inc. company
guaranty sr. unsec. unsub. notes 5.875%, 2/15/22	25,000	26,156

Microsoft Corp. sr. unsec. unsub. notes 5.30%,
2/8/41	25,000	31,027

Oracle Corp. sr. unsec. unsub. notes 5.375%,
7/15/40	35,000	42,567

Oracle Corp. sr. unsec. unsub. notes 2.65%,
7/15/26	10,000	9,596

Oracle Corp. sr. unsec. unsub. notes 2.50%,
10/15/22	80,000	80,320

Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	20,000	20,925

Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	30,000	34,463

		1,367,995
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	40,000	37,900

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.40%, 6/1/41	35,000	42,490

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5.75%, 5/1/40	35,000	44,103

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	71,764

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%,
12/17/19	25,653	28,187

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	15,000	15,033

Penske Truck Leasing Co. Lp/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,723

United AirLines, Inc. Pass-Through Trust
pass-through certificates Ser. 07-1, Class A,
6.636%, 7/2/22	9,707	10,520

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Transportation cont.
United Airlines, Inc. Pass-Through Trust
pass-through certificates Ser. 14-2, Class A,
3.75%, 9/3/26	$41,120	$42,611

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	29,000	30,233

		338,564
Utilities and power (1.1%)
AES Corp./Virginia (The) sr. unsec. notes 5.50%,
4/15/25	35,000	36,663

AES Corp./Virginia (The) sr. unsec. notes 4.875%,
5/15/23	7,000	7,131

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7.375%, 7/1/21	27,000	30,915

American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	55,835

Arizona Public Services Co. sr. unsec.
notes 4.50%, 4/1/42	15,000	16,367

Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	50,104

Boardwalk Pipelines LP company
guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27	8,000	8,191

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	35,000	32,813

Calpine Corp. 144A company
guaranty sr. notes 6.00%, 1/15/22	4,000	4,130

Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,090

Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,943

Commonwealth Edison Co. 1st mtge. bonds 5.90%,
3/15/36	28,000	35,416

Consolidated Edison Co. of New York, Inc.
sr. unsec. notes 7.125%, 12/1/18	83,000	88,984

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	47,317

Dynegy, Inc. company guaranty sr. unsec.
notes 7.375%, 11/1/22	20,000	19,750

Dynegy, Inc. company guaranty sr. unsec.
notes 6.75%, 11/1/19	10,000	10,313

Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	20,000	19,400

Electricite de France (EDF) 144A sr. unsec.
notes 6.50%, 1/26/19 (France)	60,000	64,105

Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	16,000	16,037

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	42,000	43,770

Energy Transfer Equity LP sr. sub. notes 5.875%,
1/15/24	20,000	21,200

Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	8,659

Energy Transfer Partners LP sr. unsec.
unsub. bonds 4.20%, 4/15/27	36,000	35,989

Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	30,000	33,403

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	26,902

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%,
3/15/23	39,000	41,023

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%,
10/15/20 (In default) †	18,000	10,710

Great Plains Energy, Inc. sr. unsec.
unsub. bonds 4.85%, 4/1/47	30,000	30,870

20	Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (16.0%)* cont.	Principal amount	Value

Utilities and power cont.
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	$10,000	$10,086

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	81,380

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,153

Kinder Morgan, Inc./DE company
guaranty sr. unsec. notes Ser. GMTN, 7.75%,
1/15/32	17,000	21,375

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	65,973

Nevada Power Co. mtge. notes 7.125%, 3/15/19	40,000	43,437

NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,325

NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	20,000	20,025

NRG Energy, Inc. company guaranty sr. unsec.
sub. notes 7.875%, 5/15/21	14,000	14,455

NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	74,292

Oncor Electric Delivery Co., LLC sr. notes 4.10%,
6/1/22	25,000	26,616

Oncor Electric Delivery Co., LLC sr. notes 3.75%,
4/1/45	75,000	73,318

Pacific Gas & Electric Co. sr. unsec.
bonds 6.05%, 3/1/34	40,000	51,616

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	63,631

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	31,500

Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, 6.974%, 6/1/67	102,000	98,048

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,339

Southern Star Central Corp. 144A sr. unsec.
notes 5.125%, 7/15/22	20,000	20,350

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20	13,000	33

Texas Gas Transmission, LLC 144A sr. unsec.
notes 4.50%, 2/1/21	20,000	20,853

		1,569,835

Total corporate bonds and notes (cost $22,534,005)		$23,570,217

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.8%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$383,484	$440,895
3.50%, with due dates from 3/20/47 to 5/20/47	3,971,870	4,119,107
3.50%, TBA, 7/1/47	1,000,000	1,035,625

		5,595,627
U.S. Government Agency Mortgage Obligations (7.9%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4.00%, 11/1/45	1,761,299	1,853,286

Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 7/1/47	1,000,000	1,125,938
4.50%, TBA, 7/1/47	1,000,000	1,072,500
4.00%, 12/1/44	955,278	1,005,430

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.7%)* cont.	Principal amount	Value

U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association
Pass-Through Certificates
3.50%, with due dates from 9/1/45 to 1/1/47	$3,949,802	$4,059,575
3.00%, with due dates from 12/1/31 to 5/1/46	2,542,779	2,589,304

		11,706,033
Total U.S. government and agency mortgage
obligations (cost $17,274,661)		$17,301,660

MORTGAGE-BACKED
SECURITIES (1.9%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37	$12,860	$19,813
IFB Ser. 3072, Class SM, 19.547%, 11/15/35	17,224	24,995
IFB Ser. 3249, Class PS, 18.451%, 12/15/36	13,593	19,007
IFB Ser. 3065, Class DC, 16.383%, 3/15/35	38,512	55,574
IFB Ser. 2990, Class LB, 13.984%, 6/15/34	23,025	27,671
IFB Ser. 3829, Class AS, IO, 5.791%, 3/15/41	107,976	20,284

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36	23,897	37,355
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37	21,533	31,682
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35	9,308	12,120
IFB Ser. 12-58, Class SM, IO, 5.284%, 6/25/42	130,567	22,333
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M1, 2.566%, 1/25/29	33,562	33,828
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M1, 2.416%, 7/25/24	3,516	3,522
Ser. 06-46, Class OC, PO, zero %, 6/25/36	6,667	5,563

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	84,947	17,979
IFB Ser. 13-99, Class AS, IO, 4.838%, 6/20/43	115,078	22,271
Ser. 13-14, IO, 3.50%, 12/20/42	357,446	49,513
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	357,090	42,001
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66	204,158	23,989
Ser. 15-H26, Class DI, IO, 2.08%, 10/20/65	306,671	31,679

		501,179
Commercial mortgage-backed securities (1.1%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.412%, 1/15/49	245,027	1,110

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51	1,050,220	530

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.565%, 11/10/41	53,680	508
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42	22,816	4

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, 0.244%, 2/11/41	11,653	29

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO, 0.568%,
12/11/38	134,988	2,032

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.60%, 7/15/29	12,889	282

CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.744%, 12/11/49	38,059	4

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 2.168%, 9/10/45	367,794	26,584
FRB Ser. 06-C5, Class XC, IO, 0.626%, 10/15/49	893,900	626

Putnam VT Global Asset Allocation Fund	21

MORTGAGE-BACKED
SECURITIES (1.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.763%, 12/10/44	$44,000	$47,736
Ser. 13-CR11, Class AM, 4.715%, 8/10/50	20,000	21,700
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47	54,000	52,714
Ser. 13-CR13, Class AM, 4.449%, 12/10/23	85,000	91,809
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	31,474
FRB Ser. 14-CR18, Class XA, IO, 1.395%, 7/15/47	272,259	14,582
FRB Ser. 14-CR16, Class XA, IO, 1.354%, 4/10/47	195,654	9,822
FRB Ser. 14-CR20, Class XA, IO, 1.324%, 11/10/47	333,062	19,884
FRB Ser. 13-CR11, Class XA, IO, 1.308%, 8/10/50	550,062	28,159
FRB Ser. 14-CR17, Class XA, IO, 1.306%, 5/10/47	733,885	37,355
FRB Ser. 14-UBS6, Class XA, IO, 1.18%, 12/10/47	986,405	50,800
FRB Ser. 14-LC17, Class XA, IO, 1.12%, 10/10/47	731,024	29,460

COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.825%, 12/10/46	904,118	15

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.113%, 1/15/49	695,975	3

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%,
12/15/49	70,000	71,216

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.11%, 7/10/45	311,950	1

GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.437%, 12/10/49	2,742,021	6,341

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.783%,
5/10/43	220,907	610

GS Mortgage Securities Corp II FRB Ser. 15-GC30,
Class XA, IO, 1.029%, 5/10/50	467,068	22,653

GS Mortgage Securities Trust FRB Ser. 13-GC12,
Class C, 4.179%, 6/10/46	19,000	18,732

GS Mortgage Securities Trust 144A
FRB Ser. 06-GG8, Class X, IO, 1.074%, 11/10/39	1,053,263	23,698
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38	9,119	—

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.821%, 4/15/47	35,000	36,421
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46	30,000	30,199

JPMorgan Chase Commercial Mortgage Securities
Trust
FRB Ser. 06-LDP7, Class B, 6.139%, 4/17/45	107,000	18,030
FRB Ser. 05-LDP5, Class F, 5.824%, 12/15/44	47,612	47,349
Ser. 06-LDP8, Class B, 5.52%, 5/15/45	13,644	13,895
FRB Ser. 13-C10, Class C, 4.286%, 12/15/47	99,000	98,658
FRB Ser. 06-LDP8, Class X, IO, 0.534%, 5/15/45	107,880	1
FRB Ser. 07-LDPX, Class X, IO, 0.315%, 1/15/49	663,651	7,302

JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.433%, 9/12/37	196,322	474

LB Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41%, 6/15/31	5,433	5,542

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.639%, 9/15/40	310,034	3,387
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39	1,181,429	7,164
FRB Ser. 05-C7, Class XCL, IO, 0.481%, 11/15/40	111,275	684
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40	31,218	2

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.68%, 8/12/39	48,555	179
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43	83,825	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44	3,921	182
FRB Ser. 06-C4, Class X, IO, 3.371%, 7/15/45	40,693	562

MORTGAGE-BACKED
SECURITIES (1.9%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class XA, IO, 1.401%, 8/15/47	$293,470	$15,225
FRB Ser. 13-C12, Class XA, IO, 1.06%, 10/15/46	642,988	19,868

Morgan Stanley Bank of America Merrill Lynch
Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.011%,
11/15/45	666,247	46,637

Morgan Stanley Capital I Trust Ser. 07-HQ11,
Class AJ, 5.508%, 2/12/44	17,753	17,673

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49	34,000	35,187
FRB Ser. 11-C3, Class E, 5.327%, 7/15/49	41,000	40,950

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.192%, 8/10/49	50,000	52,645
FRB Ser. 12-C4, Class XA, IO, 1.89%, 12/10/45	228,088	15,244

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44	21,000	20,890
FRB Ser. 07-C34, IO, 0.461%, 5/15/46	672,310	403

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.066%, 6/15/45	492,117	98
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42	35,642	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.431%, 7/15/46	19,000	20,268
FRB Ser. 13-LC12, Class C, 4.431%, 7/15/46	24,000	24,494

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47	46,000	47,615
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46	29,000	29,484
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	33,934
Ser. 13-C11, Class AS, 3.311%, 3/15/45	24,000	24,409

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44	32,000	30,061
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44	25,000	25,338
Ser. 11-C4, Class E, 5.265%, 6/15/44	50,000	48,005
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46	43,000	37,299
FRB Ser. 12-C9, Class XA, IO, 2.233%, 11/15/45	268,832	20,708
FRB Ser. 11-C5, Class XA, IO, 1.928%, 11/15/44	302,386	18,219
FRB Ser. 12-C10, Class XA, IO, 1.794%, 12/15/45	351,230	23,269
FRB Ser. 13-C12, Class XA, IO, 1.512%, 3/15/48	384,930	19,398

		1,547,825
Residential mortgage-backed securities (non-agency) (0.5%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 3.15%, 5/25/35	49,793	50,789

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46	163,383	153,580
FRB Ser. 05-27, Class 1A1, 1.562%, 8/25/35	48,709	39,479
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46	172,975	159,137

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 7.116%, 10/25/28	20,000	23,291
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, 6.916%, 4/25/28	12,090	13,765
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, 6.766%, 4/25/28	10,000	11,242

Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, 2.016%, 2/25/34	26,157	25,338

Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 2.981%, 2/25/35	16,236	16,362

22	Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.9%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, 2.341%, 10/25/33	$77,582	$76,232

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 2.176%, 7/25/45	66,318	64,395
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45	48,798	47,665

		681,275

Total mortgage-backed securities (cost $2,558,353)		$2,730,279

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.3%)*	Principal amount		Value

Brazil (Federal Republic of) unsec. notes
10.00%, 1/1/21 (Brazil) (units)	BRL	805	$243,338

Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)		$165,000	170,363

Turkey (Republic of) unsec. notes 11.00%,
3/2/22 (Turkey)	TRY	41,000	11,868

Total foreign government and agency bonds
and notes (cost $606,176)			$425,569

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%,
5/29/20 (In default) †	$19,585	$15,734

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11.75%,
3/1/18 (In default) †	80,735	96,176

Caesars Growth Properties Holdings, LLC bank term
loan FRN Ser. L, 4.045%, 5/8/21	48,503	48,685

CPG International, Inc. bank term loan FRN
4.897%, 5/3/24	4,727	4,717

Gates Global, LLC/Gates Global Co. bank term loan
FRN Ser. B, 4.408%, 3/31/24	14,013	14,019

Getty Images, Inc. bank term loan FRN Ser. B,
4.75%, 10/18/19	19,896	18,304

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4.339%, 10/25/20	24,042	18,001

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4.783%, 6/30/21	15,000	14,912

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4.544%, 9/7/23	19,850	18,452

Total senior loans (cost $242,619)		$249,000

	Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value

Halcon Resources Corp. 9/9/20		$14.04	244	$151

Hangzhou Hikvision
Digital Technology Co.,
Ltd. 144A (China) †	12/18/17	0.00	6,000	28,586

Shanghai International
Airport Co., Ltd. 144A
(China) †	5/7/18	0.00	3,500	19,251

Total warrants (cost $32,252)				$47,988

ASSET-BACKED SECURITIES (—%)*	Principal amount	Value

Station Place Securitization Trust 144A FRB
Ser. 17-1, Class A, 2.116%, 2/25/49	$40,667	$40,667

Total asset-backed securities (cost $40,667)		$40,667

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

Jazz US Holdings, Inc. cv. company
guaranty sr. unsec. notes 8.00%, 12/31/18	$11,000	$26,593

Total convertible bonds and notes (cost $10,471)		$26,593

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP	680	$17,816

Total preferred stocks (cost $17,000)		$17,816

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	575	$16,405

Triangle USA Petroleum Corp. 6.75% cv. pfd. † F	1	1,000

Total convertible preferred stocks (cost $11,501)		$17,405

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (—%)*	date/strike price	amount	Value

USD/CNH (Put)	Oct-17/CNH 6.70	$1,491,100	$2,849

USD/CNH (Put)	Oct-17/CNH 6.70	1,491,100	2,702

USD/JPY (Put)	Nov-17/JPY 107.00	889,050	6,280

Total purchased options outstanding (cost $22,927)			$11,831

		Principal amount/
SHORT-TERM INVESTMENTS (18.3%)*		shares	Value

Putnam Cash Collateral Pool, LLC 1.24% [d]	Shares	1,189,053	$1,189,053

Putnam Short Term Investment
Fund 1.07% L	Shares	24,764,913	24,764,913

U.S. Treasury Bills 0.940%, 8/24/17 §		$19,000	18,975

U.S. Treasury Bills 0.895%, 8/17/17 #		48,000	47,946

U.S. Treasury Bills 0.867%, 7/20/17 # §		7,000	6,997

U.S. Treasury Bills 0.804%, 7/13/17 #		143,000	142,969

U.S. Treasury Bills 0.800%, 7/6/17 # ∆ §		783,000	782,951

Total short-term investments (cost $26,953,758)			$26,953,804

Total investments (cost $139,741,516)			$151,927,381

Key to holding’s currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
JPY	Japanese Yen
TRY	Turkish Lira
USD/$	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Putnam VT Global Asset Allocation Fund	23

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2017 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $147,306,847.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $17,146, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $29,174,803 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $19,024,498) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/19/17	$349,188	$343,916	$5,272

	Brazilian Real	Buy	7/3/17	281,355	293,201	(11,846)

	Brazilian Real	Sell	7/3/17	281,355	283,407	2,052

	British Pound	Sell	9/20/17	74,284	73,416	(868)

	Chilean Peso	Buy	7/19/17	293,792	293,461	331

	Chilean Peso	Sell	7/19/17	293,792	297,795	4,003

	Euro	Buy	9/20/17	626,354	615,720	10,634

	Hong Kong Dollar	Buy	8/16/17	180,392	181,157	(765)

	Indian Rupee	Buy	8/16/17	151,553	151,824	(271)

	Japanese Yen	Buy	8/16/17	18,114	18,191	(77)

	Mexican Peso	Buy	7/19/17	153,047	145,304	7,743

	Mexican Peso	Sell	7/19/17	153,047	143,772	(9,275)

	New Zealand Dollar	Buy	7/19/17	105,717	109,186	(3,469)

	Norwegian Krone	Sell	9/20/17	292,890	288,839	(4,051)

	Singapore Dollar	Sell	8/16/17	3,780	2,330	(1,450)

	Swedish Krona	Buy	9/20/17	156,695	152,454	4,241

Barclays Bank PLC

	Australian Dollar	Buy	7/19/17	23,976	24,321	(345)

	Canadian Dollar	Buy	7/19/17	307,765	297,941	9,824

	Canadian Dollar	Sell	7/19/17	307,765	300,415	(7,350)

	Euro	Buy	9/20/17	229,694	227,846	1,848

	Japanese Yen	Sell	8/16/17	146,581	147,227	646

	New Zealand Dollar	Buy	7/19/17	156,634	146,230	10,404

	New Zealand Dollar	Sell	7/19/17	155,535	148,190	(7,345)

	Swedish Krona	Buy	9/20/17	1,907	1,848	59

	Swiss Franc	Buy	9/20/17	2,096	703	1,393

24	Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $19,024,498) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A.

	Australian Dollar	Buy	7/19/17	$227,387	$223,857	$3,530

	Australian Dollar	Sell	7/19/17	228,386	220,418	(7,968)

	Brazilian Real	Buy	7/3/17	141,206	147,954	(6,748)

	Brazilian Real	Sell	7/3/17	141,206	136,524	(4,682)

	Canadian Dollar	Buy	7/19/17	147,712	143,610	4,102

	Danish Krone	Buy	9/20/17	136,490	134,227	2,263

	Euro	Buy	9/20/17	97,359	96,173	1,186

	Japanese Yen	Buy	8/16/17	168,245	169,123	(878)

	Mexican Peso	Buy	7/19/17	147,681	149,121	(1,440)

	Mexican Peso	Sell	7/19/17	147,681	146,814	(867)

	New Taiwan Dollar	Buy	8/16/17	547	760	(213)

	New Zealand Dollar	Sell	7/19/17	190,115	186,034	(4,081)

	Norwegian Krone	Buy	9/20/17	150,296	149,545	751

	South African Rand	Buy	7/19/17	153,266	154,758	(1,492)

	South African Rand	Sell	7/19/17	153,266	148,566	(4,700)

	Swedish Krona	Sell	9/20/17	72,554	70,424	(2,130)

Credit Suisse International

	Australian Dollar	Sell	7/19/17	110,428	108,082	(2,346)

	Canadian Dollar	Buy	7/19/17	152,108	146,366	5,742

	Canadian Dollar	Sell	7/19/17	149,871	148,772	(1,099)

	Euro	Buy	9/20/17	76,718	75,434	1,284

	Japanese Yen	Sell	8/16/17	148,728	148,670	(58)

	New Zealand Dollar	Buy	7/19/17	13,554	10,693	2,861

	Swedish Krona	Sell	9/20/17	148,147	144,160	(3,987)

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	146,622	144,542	(2,080)

	Canadian Dollar	Buy	7/19/17	3,317	3,303	14

	Euro	Buy	9/20/17	73,506	76,066	(2,560)

	Indian Rupee	Buy	8/16/17	154,144	155,003	(859)

	Japanese Yen	Sell	8/16/17	370,533	372,718	2,185

	New Zealand Dollar	Sell	7/19/17	45,056	44,473	(583)

	Norwegian Krone	Sell	9/20/17	304,010	299,584	(4,426)

	South African Rand	Buy	7/19/17	293,034	292,684	350

	South African Rand	Sell	7/19/17	293,034	292,175	(859)

	Swedish Krona	Buy	9/20/17	160,176	155,455	4,721

	Swiss Franc	Buy	9/20/17	2,305	897	1,408

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/19/17	3,381	3,339	42

	Canadian Dollar	Buy	7/19/17	150,026	147,839	2,187

	Euro	Buy	9/20/17	157,105	151,080	6,025

	New Zealand Dollar	Buy	7/19/17	302,646	295,662	6,984

	Singapore Dollar	Sell	8/16/17	149,506	148,126	(1,380)

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	276,646	273,157	3,489

	British Pound	Sell	9/20/17	128,725	129,375	650

	Canadian Dollar	Sell	7/19/17	111,922	110,383	(1,539)

	Czech Koruna	Buy	7/19/17	162,524	149,548	12,976

	Czech Koruna	Sell	7/19/17	162,524	147,380	(15,144)

	Euro	Buy	7/19/17	157,044	146,918	10,126

	Euro	Sell	7/19/17	157,044	148,290	(8,754)

	Euro	Buy	9/20/17	382,785	379,918	2,867

	Japanese Yen	Buy	8/16/17	356,354	357,957	(1,603)

Putnam VT Global Asset Allocation Fund	25

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $19,024,498) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Mexican Peso	Buy	7/19/17	$147,681	$149,035	$(1,354)

	Mexican Peso	Sell	7/19/17	147,681	147,791	110

	New Zealand Dollar	Sell	7/19/17	302,133	290,423	(11,710)

	Norwegian Krone	Sell	9/20/17	136,033	132,917	(3,116)

	Singapore Dollar	Buy	8/16/17	67,013	66,155	858

	Swedish Krona	Buy	9/20/17	85,131	78,040	7,091

	Swiss Franc	Buy	9/20/17	380,518	376,640	3,878

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/19/17	351,417	346,393	5,024

	Canadian Dollar	Buy	7/19/17	139,690	135,458	4,232

	Czech Koruna	Buy	7/19/17	162,520	149,483	13,037

	Czech Koruna	Sell	7/19/17	162,520	147,524	(14,996)

	Euro	Buy	7/19/17	157,044	146,913	10,131

	Euro	Sell	7/19/17	157,044	147,981	(9,063)

	Euro	Buy	9/20/17	308,361	303,208	5,153

	Japanese Yen	Sell	8/16/17	146,667	147,321	654

	New Zealand Dollar	Buy	7/19/17	145,645	146,112	(467)

	Norwegian Krone	Sell	9/20/17	301,335	297,010	(4,325)

	Swedish Krona	Buy	9/20/17	154,942	148,544	6,398

	Swedish Krona	Sell	9/20/17	153,285	149,569	(3,716)

	Turkish Lira	Sell	9/20/17	7,728	7,611	(117)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/19/17	204,795	203,007	1,788

	British Pound	Sell	9/20/17	153,268	148,546	(4,722)

	Canadian Dollar	Buy	7/19/17	3,702	2,442	1,260

	Euro	Sell	9/20/17	574	94	(480)

	Japanese Yen	Buy	8/16/17	130,899	131,475	(576)

	New Zealand Dollar	Buy	7/19/17	302,572	295,405	7,167

	New Zealand Dollar	Sell	7/19/17	305,576	291,105	(14,471)

	Norwegian Krone	Sell	9/20/17	149,120	147,221	(1,899)

	Singapore Dollar	Sell	8/16/17	3,416	1,070	(2,346)

	Swedish Krona	Buy	9/20/17	390,474	377,519	12,955

UBS AG

	Australian Dollar	Sell	7/19/17	47,414	40,388	(7,026)

	Canadian Dollar	Buy	7/19/17	155,348	151,166	4,182

	Euro	Buy	9/20/17	151,600	149,571	2,029

	Japanese Yen	Sell	8/16/17	148,432	152,188	3,756

	New Zealand Dollar	Sell	7/19/17	146,671	140,335	(6,336)

	Norwegian Krone	Sell	9/20/17	302,607	298,303	(4,304)

	Swedish Krona	Buy	9/20/17	155,062	148,995	6,067

	Turkish Lira	Buy	9/20/17	2,975	2,933	42

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	66,856	64,290	(2,566)

	Canadian Dollar	Buy	7/19/17	155,965	148,719	7,246

	Canadian Dollar	Sell	7/19/17	151,877	151,116	(761)

	Euro	Buy	9/20/17	149,536	147,014	2,522

	New Zealand Dollar	Sell	7/19/17	149,899	142,817	(7,082)

Total						$8,752

26	Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS
OUTSTANDING	Number			Unrealized
at 6/30/17	of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

MSCI EAFE Index Mini
(Short)	8	$755,840	Sep-17	$2,504

Russell 2000 Index Mini
(Long)	117	8,273,655	Sep-17	35,664

Russell 2000 Index Mini
(Short)	34	2,404,310	Sep-17	(14,241)

S&P 500 Index E-Mini
(Long)	41	4,962,845	Sep-17	(6,844)

S&P Mid Cap 400 Index
E-Mini (Long)	6	1,047,660	Sep-17	6,140

Tokyo Price Index
(Long)	11	1,576,039	Sep-17	2,205

U.S. Treasury Bond
30 yr (Long)	8	1,229,500	Sep-17	8,859

U.S. Treasury Bond
Ultra 30 yr (Long)	14	2,322,250	Sep-17	36,722

U.S. Treasury Note 2 yr
(Long)	36	7,779,938	Sep-17	(11,884)

U.S. Treasury Note 2 yr
(Short)	26	5,618,844	Sep-17	8,073

U.S. Treasury Note 5 yr
(Long)	62	7,305,828	Sep-17	(17,967)

U.S. Treasury Note 10 yr
(Long)	20	2,510,625	Sep-17	(7,071)

U.S. Treasury Note 10 yr
(Short)	55	6,904,219	Sep-17	18,476

Total				$60,636

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $38,821)
(Unaudited)
Counterparty
Fixed Obligation % to
receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

JPMorgan Chase Bank N.A.
(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	$218,000	$7,666

Total			$7,666

WRITTEN OPTIONS	Expiration
OUTSTANDING at 6/30/17	date/strike	Contract
(premiums $9,440) (Unaudited)	price	amount	Value

USD/CNH (Put)	Oct-17/CNH 6.60	$1,491,100	$883

USD/CNH (Put)	Oct-17/CNH 6.60	1,491,100	798

	Nov-17/JPY
USD/JPY (Put)	103.00	889,050	2,534

Total			$4,215

TBA SALE COMMITMENTS
OUTSTANDING
at 6/30/17 (proceeds receivable	Principal	Settlement
$1,002,305) (Unaudited)	amount	date	Value

Federal National Mortgage
Association, 3.00%, 7/1/47	$1,000,000	7/13/17	$998,672

Total			$998,672

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
	Upfront			Payments received	Unrealized
	premium	Termination	Payments made by	by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$4,030,000 E	$(8,159)	9/20/19	3 month USD-LIBOR-BBA	1.70%	$(6,712)

4,153,100 E	7,582	9/20/19	1.70%	3 month	6,091
				USD-LIBOR-BBA

1,555,400 E	8,068	9/20/27	2.20%	3 month	23,078
				USD-LIBOR-BBA

1,135,000 E	(5,930)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(16,883)

1,933,000 E	4,062	9/20/22	1.90%	3 month	13,262
				USD-LIBOR-BBA

1,789,100 E	(3,833)	9/20/22	3 month USD-LIBOR-BBA	1.90%	(12,347)

	2,272	9/20/47	2.45%	3 month	6,850
				USD-LIBOR-BBA

	(5,213)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(15,672)

Total	$(1,151)				$(2,333)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$9,884	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	$55
				4.00% 30 year Fannie
				Mae pools

111,845	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	554
				4.00% 30 year Fannie
				Mae pools

24,550	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index	(76)
				4.50% 30 year Fannie
				Mae pools

Putnam VT Global Asset Allocation Fund	27

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$90,599		$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	$449
					4.00% 30 year Fannie
					Mae pools

36,121		—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index	(164)
					5.00% 30 year Fannie
					Mae pools

16,667		—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	60
					3.50% 30 year Fannie
					Mae pools

46,888		—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(193)
					5.00% 30 year Fannie
					Mae pools

175,506		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(612)
					5.00% 30 year Fannie
					Mae pools

27,664		—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index	15
					6.50% 30 year Fannie
					Mae pools

Citibank, N.A.
6,374		—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index	(22)
					5.00% 30 year Fannie
					Mae pools

baskets	42	—	12/1/17	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2) of	(109,904)
				plus 0.37%)	common stocks

units	841	—	11/27/17	3 month USD-LIBOR-BBA	Russell 1000 Total	(71,375)
				plus 0.09%	Return Index

Credit Suisse International
$170,139		—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index	(768)
					4.50% 30 year Ginnie
					Mae II pools

43,702		—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index	246
					3.50% 30 year Fannie
					Mae pools

159,953		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(793)
					4.00% 30 year Fannie
					Mae pools

Goldman Sachs International
24,400		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	136
					4.00% 30 year Fannie
					Mae pools

24,400		—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	136
					4.00% 30 year Fannie
					Mae pools

111,215		—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index	395
					4.00% 30 year Fannie
					Mae pools

JPMorgan Securities LLC
42,491		—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(211)
					4.00% 30 year Fannie
					Mae pools

58,684		—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index	(326)
					4.00% 30 year Fannie
					Mae pools

Total		$—				$(182,398)

28	Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$273	$4,000	5/11/63	300 bp	$(192)

CMBX NA BBB– Index	BBB–/P	482	8,000	5/11/63	300 bp	(448)

CMBX NA BBB– Index	BBB–/P	926	15,000	5/11/63	300 bp	(818)

CMBX NA BBB– Index	BBB–/P	912	16,000	5/11/63	300 bp	(949)

Credit Suisse International
CMBX NA A Index	A/P	260	8,000	5/11/63	200 bp	6

CMBX NA A Index	A/P	753	24,000	5/11/63	200 bp	(15)

CMBX NA A Index	A/P	184	5,000	1/17/47	200 bp	79

CMBX NA A Index	A/P	291	7,000	1/17/47	200 bp	144

CMBX NA BB Index	—	(1,553)	88,000	5/11/63	(500 bp)	14,565

CMBX NA BB Index	—	(4,277)	26,000	1/17/47	(500 bp)	(123)

CMBX NA BBB– Index	BBB–/P	33,039	309,000	5/11/63	300 bp	(2,898)

CMBX NA BBB– Index	BBB–/P	1,379	21,000	1/17/47	300 bp	(486)

CMBX NA BBB– Index	BBB–/P	3,400	46,000	1/17/47	300 bp	(685)

CMBX NA BBB– Index	BBB–/P	3,794	48,000	1/17/47	300 bp	(468)

Goldman Sachs International
CMBX NA BB Index	—	(2,762)	27,000	5/11/63	(500 bp)	2,183

CMBX NA BB Index	—	(303)	2,000	1/17/47	(500 bp)	17

CMBX NA A Index	A/P	468	9,000	5/11/63	200 bp	182

CMBX NA A Index	A/P	456	9,000	5/11/63	200 bp	170

CMBX NA A Index	A/P	456	9,000	5/11/63	200 bp	170

CMBX NA A Index	A/P	427	14,000	5/11/63	200 bp	(21)

CMBX NA A Index	A/P	433	14,000	5/11/63	200 bp	(14)

CMBX NA A Index	A/P	1,018	20,000	5/11/63	200 bp	382

CMBX NA A Index	A/P	753	24,000	5/11/63	200 bp	(15)

CMBX NA A Index	A/P	1,868	31,000	5/11/63	200 bp	883

CMBX NA A Index	A/P	3,382	55,000	5/11/63	200 bp	1,635

CMBX NA BB Index	—	(2,234)	11,000	1/17/47	(500 bp)	(476)

CMBX NA BB Index	—	(983)	6,000	1/17/47	(500 bp)	(24)

CMBX NA BBB– Index	BBB–/P	79	1,000	5/11/63	300 bp	(37)

CMBX NA BBB– Index	BBB–/P	204	3,000	5/11/63	300 bp	(145)

CMBX NA BBB– Index	BBB–/P	261	5,000	5/11/63	300 bp	(321)

CMBX NA BBB– Index	BBB–/P	248	5,000	5/11/63	300 bp	(333)

CMBX NA BBB– Index	BBB–/P	244	5,000	5/11/63	300 bp	(338)

CMBX NA BBB– Index	BBB–/P	604	7,000	5/11/63	300 bp	(210)

CMBX NA BBB– Index	BBB–/P	919	19,000	5/11/63	300 bp	(1,290)

CMBX NA BBB– Index	BBB–/P	2,679	22,000	5/11/63	300 bp	120

CMBX NA BBB– Index	BBB–/P	4,033	43,000	5/11/63	300 bp	(968)

CMBX NA BBB– Index	BBB–/P	3,608	48,000	5/11/63	300 bp	(1,974)

CMBX NA BBB– Index	BBB–/P	596	7,000	1/17/47	300 bp	(25)

CMBX NA BBB– Index	BBB–/P	1,575	20,000	1/17/47	300 bp	(201)

CMBX NA BBB– Index	BBB–/P	1,700	23,000	1/17/47	300 bp	(342)

JPMorgan Securities LLC
CMBX NA A Index	A/P	964	19,000	5/11/63	200 bp	360

CMBX NA A Index	A/P	786	24,000	5/11/63	200 bp	18

CMBX NA A Index	A/P	726	24,000	5/11/63	200 bp	(37)

CMBX NA A Index	A/P	1,707	29,000	5/11/63	200 bp	785

CMBX NA A Index	A/P	2,902	60,000	5/11/63	200 bp	996

CMBX NA A Index	A/P	7,232	120,000	5/11/63	200 bp	3,420

CMBX NA A Index	—	(169)	8,000	1/17/47	(200 bp)	—

CMBX NA BB Index	—	(532)	4,000	5/11/63	(500 bp)	201

CMBX NA BB Index	—	(288)	2,000	5/11/63	(500 bp)	79

Putnam VT Global Asset Allocation Fund	29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited) cont.
		Upfront			Payments	Unrealized
Swap counterparty/		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

JPMorgan Securities LLC cont.
CMBX NA BB Index	—	$(141)	$1,000	5/11/63	(500 bp)	$43

CMBX NA BB Index	—	(1,027)	6,000	1/17/47	(500 bp)	(69)

CMBX NA BB Index	—	(487)	3,000	1/17/47	(500 bp)	(8)

CMBX NA BBB– Index	BBB–/P	69	1,000	5/11/63	300 bp	(47)

CMBX NA BBB– Index	BBB–/P	292	2,000	5/11/63	300 bp	59

CMBX NA BBB– Index	BBB–/P	123	2,000	5/11/63	300 bp	(109)

CMBX NA BBB– Index	BBB–/P	327	4,000	5/11/63	300 bp	(138)

CMBX NA BBB– Index	BBB–/P	567	5,000	5/11/63	300 bp	(14)

CMBX NA BBB– Index	BBB–/P	569	5,000	5/11/63	300 bp	(13)

CMBX NA BBB– Index	BBB–/P	320	5,000	5/11/63	300 bp	(261)

CMBX NA BBB– Index	BBB–/P	266	5,000	5/11/63	300 bp	(315)

CMBX NA BBB– Index	BBB–/P	255	5,000	5/11/63	300 bp	(327)

CMBX NA BBB– Index	BBB–/P	398	9,000	5/11/63	300 bp	(649)

CMBX NA BBB– Index	BBB–/P	1,441	10,000	5/11/63	300 bp	278

CMBX NA BBB– Index	BBB–/P	1,747	12,000	5/11/63	300 bp	352

CMBX NA BBB– Index	BBB–/P	1,494	27,000	5/11/63	300 bp	(1,647)

CMBX NA BBB– Index	BBB–/P	1,591	30,000	5/11/63	300 bp	(1,898)

CMBX NA BBB– Index	BBB–/P	14,094	167,000	5/11/63	300 bp	(5,328)

CMBX NA BBB– Index	BBB–/P	2,909	22,000	1/17/47	300 bp	955

CMBX NA BBB– Index	BBB–/P	3,264	27,000	1/17/47	300 bp	866

Total		$100,991				$4,272

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)
		Upfront			Payments	Unrealized
		premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 28 Index	B+/P	$(135,674)	$1,958,000	6/20/22	500 bp	$2,310

NA HY Series 28 Index	B+/P	23,100	313,000	6/20/22	500 bp	1,043

NA IG Series 28 Index	BBB+/P	(69,982)	4,300,000	6/20/22	100 bp	11,126

Total		$(182,556)				$14,479

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

30	Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$2,700,322	$—	$—

Capital goods	5,071,375	—	—

Communication services	2,440,845	—	271

Conglomerates	639,638	—	—

Consumer cyclicals	10,843,552	—	—

Consumer staples	8,309,705	—	17,146

Energy	4,139,115	1,339	1,215

Financials	15,438,209	—	—

Health care	10,569,046	—	—

Technology	15,139,849	—	—

Transportation	2,421,832	—	—

Utilities and power	2,799,074	2,019	—

Total common stocks	80,512,562	3,358	18,632

Asset-backed securities	—	40,667	—

Convertible bonds and notes	—	26,593	—

Convertible preferred stocks	—	17,405	—

Corporate bonds and notes	—	23,570,214	3

Foreign government and agency bonds and notes	—	425,569	—

Mortgage-backed securities	—	2,730,279	—

Preferred stocks	17,816	—	—

Purchased options outstanding	—	11,831	—

Senior loans	—	249,000	—

U.S. government and agency mortgage obligations	—	17,301,660	—

Warrants	151	47,837	—

Short-term investments	24,764,913	2,188,891	—

Totals by level	$105,295,442	$46,613,304	$18,635

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$8,752	$—

Futures contracts	60,636	—	—

Written options outstanding	—	(4,215)	—

Written swap options outstanding	—	(7,666)	—

TBA sale commitments	—	(998,672)	—

Interest rate swap contracts	—	(1,182)	—

Total return swap contracts	—	(182,398)	—

Credit default contracts	—	100,316	—

Totals by level	$60,636	$(1,085,065)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	31

Statement of assets and liabilities
6/30/17 (Unaudited)

Assets

Investment in securities, at value, including $1,160,454 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $113,787,550)	$125,973,415

Affiliated issuers (identified cost $25,953,966) (Notes 1 and 5)	25,953,966

Cash	2,028

Foreign currency (cost $12,311) (Note 1)	12,355

Dividends, interest and other receivables	617,557

Receivable for shares of the fund sold	44,914

Receivable for investments sold	151,906

Receivable for sales of delayed delivery securities (Note 1)	1,003,305

Receivable for variation margin on futures contracts (Note 1)	24,992

Receivable for variation margin on centrally cleared swap contracts (Note 1)	16,901

Unrealized appreciation on forward currency contracts (Note 1)	239,773

Unrealized appreciation on OTC swap contracts (Note 1)	30,994

Premium paid on OTC swap contracts (Note 1)	14,756

Total assets	154,086,862

Liabilities

Payable for investments purchased	186,911

Payable for purchases of delayed delivery securities (Note 1)	3,269,683

Payable for shares of the fund repurchased	113,458

Payable for compensation of Manager (Note 2)	72,329

Payable for custodian fees (Note 2)	52,888

Payable for investor servicing fees (Note 2)	16,985

Payable for Trustee compensation and expenses (Note 2)	137,450

Payable for administrative services (Note 2)	580

Payable for distribution fees (Note 2)	9,061

Payable for variation margin on futures contracts (Note 1)	68,769

Payable for variation margin on centrally cleared swap contracts (Note 1)	10,344

Unrealized depreciation on OTC swap contracts (Note 1)	209,120

Premium received on OTC swap contracts (Note 1)	115,747

Unrealized depreciation on forward currency contracts (Note 1)	231,021

Written options outstanding, at value (premiums $48,261) (Notes 1 and 3)	11,881

TBA sale commitments, at value (proceeds receivable $1,002,305) (Note 1)	998,672

Collateral on securities loaned, at value (Note 1)	1,189,053

Other accrued expenses	86,063

Total liabilities	6,780,015

Net assets	$147,306,847

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$129,013,636

Undistributed net investment income (Note 1)	890,352

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	5,272,760

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	12,130,099

Total — Representing net assets applicable to capital shares outstanding	$147,306,847

Computation of net asset value Class IA

Net assets	$103,338,674

Number of shares outstanding	6,165,683

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.76

Computation of net asset value Class IB

Net assets	$43,968,173

Number of shares outstanding	2,592,749

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.96

The accompanying notes are an integral part of these financial statements.

32	Putnam VT Global Asset Allocation Fund

Statement of operations
Six months ended 6/30/17 (Unaudited)

Investment income

Interest (including interest income of $105,493 from investments in affiliated issuers) (Note 5)	$1,058,576

Dividends (net of foreign tax of $37,407)	901,121

Securities lending (net of expenses) (Notes 1 and 5)	4,559

Total investment income	1,964,256

Expenses

Compensation of Manager (Note 2)	432,749

Investor servicing fees (Note 2)	51,316

Custodian fees (Note 2)	31,748

Trustee compensation and expenses (Note 2)	5,359

Distribution fees (Note 2)	53,020

Administrative services (Note 2)	1,724

Auditing and tax fees	67,162

Other	30,593

Total expenses	673,671

Expense reduction (Note 2)	(345)

Net expenses	673,326

Net investment income	1,290,930

Net realized gain on securities from unaffiliated issuers (net of foreign tax of $555) (Notes 1 and 3)	5,015,011

Net realized gain on forward currency contracts (Note 1)	125,294

Net realized loss on foreign currency transactions (Note 1)	(2,106)

Net realized gain on swap contracts (Note 1)	310,610

Net realized gain on futures contracts (Note 1)	966,919

Net realized loss on written options (Notes 1 and 3)	(20,178)

Net unrealized appreciation of securities in unaffiliated issuers and TBA sale commitments during the period	2,070,276

Net unrealized appreciation of forward currency contracts during the period	65,992

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,428

Net unrealized depreciation of swap contracts during the period	(329,829)

Net unrealized appreciation of futures contracts during the period	126,231

Net unrealized appreciation of written options during the period	9,169

Net unrealized depreciation of when-issued securities during the period	(2,339)

Net gain on investments	8,336,478

Net increase in net assets resulting from operations	$9,627,408

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	33

Statement of changes in net assets

	Six months	Year ended
	ended 6/30/17*	12/31/16

Increase (decrease) in net assets

Operations:

Net investment income	$1,290,930	$2,334,851

Net realized gain on investments and foreign currency transactions	6,395,550	5,137,606

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,940,928	2,115,385

Net increase in net assets resulting from operations	9,627,408	9,587,842

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(1,788,913)	(2,372,227)

Class IB	(637,380)	(809,323)

Net realized short-term gain on investments

Class IA	(30,116)	(1,029,220)

Class IB	(12,498)	(403,431)

From net realized long-term gain on investments

Class IA	(3,613,966)	(6,551,867)

Class IB	(1,499,718)	(2,568,185)

Increase (decrease) from capital share transactions (Note 4)	714,450	(7,424,055)

Total increase (decrease) in net assets	2,759,267	(11,570,466)

Net assets:

Beginning of period	144,547,580	156,118,046

End of period (including undistributed net investment income of $890,352 and $2,025,715, respectively)	$147,306,847	$144,547,580

* Unaudited.

34	Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/17†	$16.55	.15	.97	1.12	(.30)	(.61)	(.91)	$16.76	6.87*	$103,339	.42*	.92*	127*[e]

12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	16.55	6.98	103,689	.87[f,g]	1.66[f,g]	384[e]

12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	17.06	.42	112,027.86		1.51	339[e]

12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	19.21	9.66	131,554.87		1.73	339[e]

12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	18.77	19.78	139,872.89		1.82	164[h]

12/31/12	14.11	.34	1.71	2.05	(.15)	—	(.15)	16.01	14.58	135,792.89		2.20	200[h]

Class IB

6/30/17†	$16.72	.13	.98	1.11	(.26)	(.61)	(.87)	$16.96	6.72*	$43,968	.55*	.79*	127*[e]

12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	16.72	6.71	40,859	1.12[f,g]	1.41[f,g]	384[e]

12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	17.21	.17	44,091	1.11	1.26	339[e]

12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	19.35	9.42	51,339	1.12	1.48	339[e]

12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	18.88	19.49	57,856	1.14	1.58	164[h]

12/31/12	14.20	.30	1.71	2.01	(.11)	—	(.11)	16.10	14.20	71,616	1.14	1.96	200[h]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

December 31, 2016	0.02%

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

h Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	376%

December 31, 2012	409

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund	35

Notes to financial statements 6/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2017 through June 30, 2017.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments (including when-issued securities sold, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

36	Putnam VT Global Asset Allocation Fund

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This

Putnam VT Global Asset Allocation Fund	37

risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting

38	Putnam VT Global Asset Allocation Fund

from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $308,356 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $199,980 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $1,189,053 and the value of securities loaned amounted to $1,160,454.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $140,782,344, resulting in gross unrealized appreciation and depreciation of $13,912,674 and $2,767,637, respectively, or net unrealized appreciation of $11,145,037.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 42.7% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.295% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2019, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam VT Global Asset Allocation Fund	39

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$36,342
Class IB	14,974

Total	$51,316

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $57 under the expense offset arrangements and by $288 under the brokerage/service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $112, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales

Investments in securities, including
TBA commitments (Long-term)	$154,969,663	$ 158,397,515

U.S. government securities
(Long-term)	—	—

When-issued securities sold short	102,400	—

Total	$155,072,063	$158,397,515

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option	Written option	Written option
		contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	USD	$ 218,000	$ 38,821	$ 578,700	$ 6,453

	EUR	—	$ —	—	$ —

Options opened	USD	—	—	8,544,169	27,839

	EUR	—	—	555,500	4,974

Options exercised	USD	—	—	—	—

	EUR	—	—	—	—

Options expired	USD	—	—	(3,619)	(2,529)

	EUR	—	—	—	—

Options closed	USD	—	—	(5,248,000)	(22,323)

	EUR	—	—	(555,500)	(4,974)

Written options outstanding at the end
of the reporting period	USD	$ 218,000	$ 38,821	$ 3,871,250	$ 9,440

	EUR	—	$ —	—	$ —

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/17		Year ended 12/31/16		Six months ended 6/30/17		Year ended 12/31/16

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	44,185	$740,770	116,118	$1,844,518	251,341	$4,309,844	136,016	$2,212,605

Shares issued in connection with
reinvestment of distributions	332,904	5,432,995	645,063	9,953,314	130,121	2,149,596	242,058	3,780,939

	377,089	6,173,765	761,181	11,797,832	381,462	6,459,440	378,074	5,993,544

Shares repurchased	(475,799)	(7,975,614)	(1,062,834)	(17,127,011)	(232,826)	(3,943,141)	(496,487)	(8,088,420)

Net increase (decrease)	(98,710)	$(1,801,849)	(301,653)	$(5,329,179)	148,636	$2,516,299	(118,413)	$(2,094,876)

40	Putnam VT Global Asset Allocation Fund

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
					and Fair value
Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	as of 6/30/17

Short-term investments

Putnam Cash Collateral Pool, LLC*	$1,653,743	$8,285,962	$8,750,652	$6,649	$1,189,053

Putnam Short Term Investment
Fund**	27,962,187	20,921,671	24,118,945	105,493	24,764,913

Total Short-term investments	$29,615,930	$29,207,633	$32,869,597	$112,142	$25,953,966

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$2

Purchased currency options (contract amount)	$2,200,000

Written equity option contracts (contract amount) (Note 3)	$2

Written currency options (contract amount) (Note 3)	$2,200,000

Written swap option contracts (contract amount) (Note 3)	$220,000

Futures contracts (number of contracts)	400

Forward currency contracts (contract amount)	$31,900,000

Centrally cleared interest rate swap contracts (notional)	$14,900,000

OTC total return swap contracts (notional)	$15,700,000

OTC credit default contracts (notional)	$1,700,000

Centrally cleared credit default contracts (notional)	$6,400,000

Warrants (number of warrants)	10,000

Putnam VT Global Asset Allocation Fund	41

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$250,236*	Unrealized depreciation	$149,920*

Foreign exchange contracts	Investments, Receivables	251,604	Payables	235,236

Equity contracts	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation	94,501*	Unrealized depreciation	202,364*

Interest rate contracts	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
	appreciation	104,411*	Unrealized depreciation	79,170*

Total		$700,752		$666,690

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$123,153	$123,153

Foreign exchange contracts	—	24,865	—	125,294	—	$150,159

Equity contracts	7,495	(3,024)	885,725	—	197,136	$1,087,332

Interest rate contracts	—	(5,482)	81,194	—	(9,679)	$66,033

Total	$7,495	$16,359	$966,919	$125,294	$310,610	$1,426,677

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(75,155)	$ (75,155)

Foreign exchange contracts	—	(4,301)	—	65,992	—	$61,691

Equity contracts	13,385	—	66,109	—	(247,671)	$(168,177)

Interest rate contracts	—	5,495	60,122	—	(7,003)	$58,614

Total	$13,385	$1,194	$126,231	$65,992	$(329,829)	$(123,027)

42	Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund	43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$10,451	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$10,451

OTC Total return
swap contracts*#	—	1,133	—	—	246	667	—	—	—	—	—	—	—	—	2,046

OTC Credit default contracts*#	—	—	—	—	20,272	7,982	—	—	2,890	—	—	—	—	—	31,144

Centrally cleared credit
default contracts§	—	—	6,450	—	—	—	—	—	—	—	—	—	—	—	6,450

Futures contracts§	—	—	—	—	—	—	—	—	—	24,992	—	—	—	—	24,992

Forward currency contracts#	34,276	24,174	—	11,832	9,887	8,678	15,238	42,045	—	—	44,629	23,170	16,076	9,768	239,773

Purchased options**#	9,129	—	—	—	—	2,702	—	—	—	—	—	—	—	—	11,831

Total Assets	$43,405	$25,307	$16,901	$11,832	$30,405	$20,029	$15,238	$42,045	$2,890	$24,992	$44,629	$23,170	$16,076	$9,768	$326,687

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	10,344	—	—		—	—	—	—	—	—	—	—	10,344

OTC Total return
swap contracts*#	—	1,045	—	181,301	1,561	—	—	—	537	—	—	—	—	—	184,444

OTC Credit default contracts*#	5,000	—	—	—	47,423	28,703	—	—	46,737	—	—	—	—	—	127,863

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	68,769	—	—	—	—	68,769

Forward currency contracts#	32,072	15,040	—	35,199	7,490	11,367	1,380	43,220	—	—	32,684	24,494	17,666	10,409	231,021

Written swap options #	—	—	—	—	—	—	—	7,666	—	—	—	—	—	—	7,666

Written options #	3,417	—	—	—	—	798	—	—	—	—	—	—	—	—	4,215

Total Liabilities	$40,489	$16,085	$10,344	$216,500	$56,474	$40,868	$1,380	$50,886	$47,274	$68,769	$32,684	$24,494	$17,666	$10,409	$634,322

Total Financial and Derivative
Net Assets	$2,916	$9,222	$6,557	$(204,668)	$(26,069)	$(20,839)	$13,858	$(8,841)	$(44,384)	$(43,777)	$11,945	$(1,324)	$(1,590)	$(641)	$(307,635)

Total collateral received
(pledged)†##	$—	$—	$—	$(199,980)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net amount	$2,916	$9,222	$6,557	$(4,688)	$(26,069)	$(20,839)	$13,858	$(8,841)	$(44,384)	$(43,777)	$11,945	$(1,324)	$(1,590)	$(641)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

Note 10 — New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management has evaluated the amendments and its adoption will have no effect on the fund’s net assets or results of operations.

44	Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund	45

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2017, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2017, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2017 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2017. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees

46	Putnam VT Global Asset Allocation Fund

and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that this expense limitation was not operative. However, in the case of your fund, this expense limitation was operative during its fiscal year ending in 2016. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2019 and has agreed to implement a contractual expense limitation applicable to specified retail open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses until at least August 31, 2018. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2016. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2016 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans, charities, college endowments, foundations, sub-advised third-party mutual funds, state, local and non-U.S. government entities, and corporations. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam Funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. In addition, in response to a request from the Independent Trustees, Putnam Management provided the Trustees with in-depth presentations regarding each of the equity and fixed income investment teams, including the operation of the teams and their investment approaches. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2016 was a challenging year for the performance of the Putnam funds, with generally disappointing results for the international and global equity funds and taxable fixed income funds, mixed results for small-cap equity, Spectrum, global asset allocation, equity research and tax exempt fixed income funds, but generally strong results for U.S. equity funds. The Trustees noted, however, that they were encouraged by the positive performance trend since mid-year 2016 across most Putnam Funds. In particular, from May 1, 2016 through April 30, 2017, 51% of Putnam Fund assets were in the top quartile and 87% were above the median of the Putnam Funds’ competitive industry rankings. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 5th-best performing mutual fund complex out of 54 complexes for the five-year period ended December 31, 2016. In addition, while the survey ranked the Putnam Funds 52nd out of 61 mutual fund complexes for the one-year period ended 2016, the Putnam Funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2016 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

Putnam VT Global Asset Allocation Fund	47

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Alloc Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2016 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

2nd	1st	1st

For the five-year period ended December 31, 2016, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2016, there were 239, 226 and 176 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee, including any developments with respect to the European Union’s updated Markets in Financial Instruments Directive and its potential impact on PIL’s use of client commissions to obtain investment research. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees believed that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

48	Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Kenneth R. Leibler, Vice Chair
Boston, MA 02109	P.O. Box 8383	Liaquat Ahamed
	Boston, MA 02266-8383	Ravi Akhoury
Investment Sub-Advisors	1-800-225-1581	Barbara M. Baumann
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	Catharine Bond Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Robert E. Patterson
The Putnam Advisory Company, LLC	Legal Counsel	George Putnam, III
One Post Office Square	Ropes & Gray LLP	Robert L. Reynolds
Boston, MA 02109		Manoj P. Singh

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund	49

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTSA062 306797 8/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2017